Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
1 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 111 .50%
ASSET-BACKED SECURITIES — 5 .90% **
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(SOFR30A plus 1.21%)
6.55% 12/27/44
1,2
$ 10,230,369 $ 10,190,744
AGL CLO 1 Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.24% 10/20/34
1,2,3
24,800,000 24,839,010
AGL CLO 17 Ltd.,
Series 2022-17A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.33%)
6.65% 01/21/35
1,2,3
30,520,000 30,520,610
Aimco CLO 11 Ltd.,
Series 2020-11A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.39%)
6.71% 10/17/34
1,2,3
6,805,000 6,812,370
Allegro CLO XIII Ltd.,
Series 2021-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.29% 07/20/34
1,2,3
15,610,000 15,620,303
AMMC CLO 15 Ltd.,
Series 2014-15A, Class AR3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.38%)
6.71% 01/15/32
1,2,3
23,440,589 23,483,790
AMMC CLO 22 Ltd.,
Series 2018-22A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.71%)
7.04% 04/25/31
1,2,3
19,750,000 19,736,570
AMMC CLO 26 Ltd.,
Series 2023-26A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.95%)
7.28% 04/15/36
1,2,3
8,250,000 8,290,177
AMMC CLO 30 Ltd.,
Series 2024-30A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.68%)
6.97% 01/15/37
1,2,3
24,070,000 24,186,739
AMSR Trust,
Series 2021-SFR1, Class G
4.61% 06/17/38
1
15,250,000 13,184,203
Apidos CLO XV,
Series 2013-15A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
7.14% 04/20/31
1,2,3
10,000,000 10,010,000
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Apidos CLO XVIII,
Series 2018-18A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.24% 10/22/30
1,2,3
$ 11,200,000 $ 11,203,472
Apidos CLO XXV,
Series 2016-25A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 10/20/31
1,2,3
46,850,563 46,861,338
Ares XXXVII CLO Ltd.,
Series 2015-4A, Class A1RR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.08%)
6.41% 10/15/30
1,2,3
49,340,000 49,352,335
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.21%)
6.54% 07/20/29
1,2,3
2,910,856 2,910,710
Barings CLO Ltd.,
Series 2018-4A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.48% 10/15/30
1,2,3
18,000,000 18,004,140
Barings CLO Ltd.,
Series 2020-4A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.48%)
6.81% 01/20/32
1,2,3
17,754,972 17,780,841
BCRED MML CLO, LLC,
Series 2022-1A, Class A1
(CME Term SOFR 3-Month plus 1.65%)
6.97% 04/20/35
1,2
48,400,000 48,419,602
BlueMountain CLO XXXII Ltd.,
Series 2021-32A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.29% 10/15/34
1,2,3
15,000,000 15,009,480
BlueMountain Fuji U.S. CLO I Ltd.,
Series 2017-1A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.24%)
6.57% 07/20/29
1,2,3
9,069,490 9,072,030
Brazos Education Loan Authority, Inc.,
Series 2012-1, Class A1
(SOFR30A plus 0.81%)
6.15% 12/26/35
2
7,109 7,102
Carvana Auto Receivables Trust,
Series 2021-N1, Class R
0.00% 01/10/28
1
53,821 6,271,867
Carvana Auto Receivables Trust,
Series 2021-P4, Class R
0.00% 09/11/28
1
43,250 9,599,680
Carvana Auto Receivables Trust,
Series 2023-N1, Class R
0.00% 04/10/30
1
30,000 11,060,166

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust,
Series 2023-N1, Class XS
0.00% 04/10/30
1,4,5
$ 348,204,080 $ 5,358,164
Carvana Auto Receivables Trust,
Series 2023-N3, Class R
0.00% 09/10/30
1
30,900 9,501,117
Catskill Park CLO Ltd.,
Series 2017-1A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.29% 04/20/29
1,2,3
6,000,000 6,009,618
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.94% 04/20/34
1,2,3
4,800,000 4,790,530
Cedar Funding V CLO Ltd.,
Series 2016-5A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
7.33% 07/17/31
1,2,3
7,000,000 7,026,768
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.23% 10/17/34
1,2,3
9,550,000 9,565,022
CIFC Funding 2014 Ltd.,
Series 2014-1A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.99% 01/18/31
1,2,3
8,000,000 7,997,104
CIFC Funding Ltd.,
Series 2013-2A, Class A2L2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.09% 10/18/30
1,2,3
10,500,000 10,509,555
CIFC Funding Ltd.,
Series 2014-5A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.06%)
7.38% 10/17/31
1,2,3
3,990,000 4,001,475
CIFC Funding Ltd.,
Series 2017-4A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
7.13% 10/24/30
1,2,3
3,475,000 3,483,260
CIFC Funding Ltd.,
Series 2018-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.99% 04/18/31
1,2,3
9,950,000 9,921,344
CIFC Funding Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.19% 10/20/34
1,2,3
9,000,000 9,000,180
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
CIFC Funding Ltd.,
Series 2021-6A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.24% 10/15/34
1,2,3
$ 20,000,000 $ 20,059,160
CIFC Funding Ltd.,
Series 2022-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.64% 04/17/35
1,2,3
25,000,000 25,021,050
CIFC Funding Ltd.,
Series 2023-2A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.75%)
7.08% 01/21/37
1,2,3
14,000,000 14,131,782
CIT Education Loan Trust,
Series 2007-1, Class B
(SOFR90A plus 0.56%)
5.91% 06/25/42
1,2
5,706,351 5,059,358
Clear Creek CLO LTD.
Series 2015-1A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.46%)
6.79% 10/20/30
1,2,3
10,140,197 10,154,859
Clover CLO LLC,
Series 2020-1A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
6.75% 04/15/34
1,2,3
38,800,000 38,800,000
College Loan Corp. Trust,
Series 2005-2, Class B
(SOFR90A plus 0.75%)
6.10% 01/15/37
2
1,106,496 1,017,537
CVC Cordatus Loan Fund VIII DAC,
Series 8X, Class BRR
(Ireland)
(3-Month Euribor plus 1.40%)
5.31% 07/15/34
2,3
8,200,000 8,687,873
CyrusOne Data Centers Issuer I LLC,
Series 2023-2A, Class A2
5.56% 11/20/48
1
22,650,000 22,161,168
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.51%)
6.83% 11/15/28
1,2,3
1,500,000 1,500,427
Dryden 40 Senior Loan Fund,
Series 2015-40A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 08/15/31
1,2,3
19,752,120 19,768,020
Dryden 61 CLO Ltd.,
Series 2018-61A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.98% 01/17/32
1,2,3
3,000,000 3,002,862

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3 / June 2024
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Dryden 65 CLO Ltd.,
Series 2018-65A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.19% 07/18/30
1,2,3
$ 3,500,000 $ 3,500,140
Dryden 92 CLO Ltd.,
Series 2021-92A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.24% 11/20/34
1,2,3
22,500,000 22,541,580
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
6.49% 04/15/29
1,2,3
15,136,382 15,144,526
Eaton Vance CLO Ltd.,
Series 2013-1A, Class A13R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.51%)
6.84% 01/15/34
1,2,3
23,850,000 23,854,055
Eaton Vance CLO Ltd.,
Series 2020-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.24% 10/15/34
1,2,3
25,000,000 25,001,250
Elmwood CLO XI Ltd.,
Series 2021-4A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.19% 10/20/34
1,2,3
16,000,000 16,000,320
Fillmore Park CLO Ltd.,
Series 2018-1A, Class B1B2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
7.14% 07/15/30
1,2,3
8,000,000 8,000,080
FirstKey Homes Trust,
Series 2021-SFR1, Class F1
3.24% 08/17/38
1
12,416,000 11,438,254
FirstKey Homes Trust,
Series 2021-SFR2, Class F1
2.91% 09/17/38
1
12,677,000 11,535,749
Flatiron CLO 21 Ltd.,
Series 2021-1A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.37%)
6.70% 07/19/34
1,2,3
52,500,000 52,616,393
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
730,169 725,363
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
6.05% 08/25/42
2
1,050,774 1,007,145
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.74% 10/20/34
1,2,3
$ 36,180,000 $ 36,225,949
Golub Capital Partners CLO 64B Ltd.,
Series 2022-64A, Class B
(United Kingdom)
(CME Term SOFR 3-Month plus 3.30%)
8.62% 10/25/35
1,2,3
8,800,000 8,843,120
Golub Capital Partners CLO 66B Ltd.,
Series 2023-66A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.95%)
7.27% 04/25/36
1,2,3
20,000,000 20,126,880
Greenwood Park CLO Ltd.,
Series 2018-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.99% 04/15/31
1,2,3
10,000,000 10,007,260
HPS Loan Management Ltd.
Series 15A-19, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.64% 01/22/35
1,2,3
35,720,000 35,755,720
HPS Loan Management Ltd.,
Series 13A-18, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.13%)
6.46% 10/15/30
1,2,3
48,500,000 48,513,337
HPS Loan Management Ltd.,
Series 2021-16A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.29% 01/23/35
1,2,3
19,250,000 19,259,625
HPS Loan Management Ltd.,
Series 2023-17A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.90%)
7.23% 04/23/36
1,2,3
17,400,000 17,529,282
HPS Loan Management Ltd.,
Series 2023-18A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.95%)
8.27% 07/20/36
1,2,3
10,000,000 10,110,800
Invesco U.S. CLO Ltd.,
Series 2023-2A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.80%)
7.12% 04/21/36
1,2,3
12,600,000 12,662,320
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
466,261 433,335
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73

29,332,207 26,132,776

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
LCM Loan Income Fund I Ltd.,
Series 1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.71%)
7.04% 04/20/31
1,2,3
$ 7,500,000 $ 7,505,985
LCM XIV LP,
Series 14A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.63% 07/20/31
1,2,3
7,976,948 7,976,549
LCM XIV LP,
Series 14A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.84%)
7.17% 07/20/31
1,2,3
3,385,000 3,385,745
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.74% 04/19/33
1,2,3
30,562,435 30,632,606
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.09% 07/21/30
1,2,3
10,000,000 9,996,700
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.12%)
6.45% 10/20/29
1,2,3
57,450,000 57,488,894
Madison Park Funding XXIX Ltd.,
Series 2018-29A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.18%)
6.51% 10/18/30
1,2,3
48,829,372 48,890,116
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.38%)
6.70% 07/17/34
1,2,3
10,500,000 10,511,434
Magnetite XII Ltd.,
Series 2015-12A, Class AR4
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.48% 10/15/31
1,2,3
45,199,835 45,232,379
Magnetite XXIII Ltd.,
Series 2019-23A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.24% 01/25/35
1,2,3
20,000,000 20,001,200
Magnetite XXV Ltd.,
Series 2020-25A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.46%)
6.79% 01/25/32
1,2,3
26,417,988 26,458,936
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
MetroNet,
Series 2023-3, Class A
7.95% 04/20/53
1,4,5
$ 24,026,000 $ 24,054,154
Navient Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.62%)
5.96% 06/25/31
2
363,310 355,679
Navient Student Loan Trust,
Series 2014-4, Class A
(SOFR30A plus 0.73%)
6.07% 03/25/83
2
51,981,385 51,900,772
Navient Student Loan Trust,
Series 2015-1, Class A2
(SOFR30A plus 0.71%)
6.05% 04/25/40
2
37,038,545 36,392,279
Navient Student Loan Trust,
Series 2016-7A, Class A
(SOFR30A plus 1.26%)
6.60% 03/25/66
1,2
40,489,318 40,781,893
Nelnet Student Loan Trust,
Series 2006-1, Class A6
(CME Term SOFR 3-Month plus 0.71%)
6.04% 08/23/36
1,2
5,347,545 5,310,094
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(SOFR30A plus 1.06%)
6.40% 11/25/48
1,2
8,411,304 8,424,214
Neuberger Berman Loan Advisers CLO 33 Ltd.,
Series 2019-33A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.19% 10/16/33
1,2,3
23,000,000 23,000,920
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.63% 04/14/35
1,2,3
32,050,000 32,062,820
NYACK Park CLO Ltd.,
Series 2021-1A, Class B1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.19% 10/20/34
1,2,3
20,000,000 20,018,260
OCP CLO Ltd.,
Series 2014-6A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 10/17/30
1,2,3
9,665,000 9,665,966
OCP CLO Ltd.,
Series 2017-13A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
7.14% 07/15/30
1,2,3
5,675,000 5,684,863
OCP CLO Ltd.,
Series 2020-19A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.29% 10/20/34
1,2,3
15,500,000 15,509,254

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5 / June 2024
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Octagon 52 Ltd.,
Series 2021-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.71%)
7.04% 04/20/34
1,2,3
$ 10,955,000 $ 10,966,065
Octagon 67 Ltd.,
Series 2023-1A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.80%)
7.12% 04/25/36
1,2,3
21,210,000 21,292,380
Octagon Investment Partners 20-R Ltd.,
Series 2019-4A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.29% 05/12/31
1,2,3
17,500,000 17,542,753
Octagon Investment Partners 27 Ltd.,
Series 2016-1A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.94% 07/15/30
1,2,3
10,000,000 10,000,800
Octagon Investment Partners 44 Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.29% 10/15/34
1,2,3
18,800,000 18,810,810
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.24% 07/15/36
1,2,3
7,250,000 7,257,866
Octagon Investment Partners XXI Ltd.,
Series 2014-1A, Class A2R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.98% 02/14/31
1,2,3
1,470,000 1,468,501
OHA Credit Funding 3 Ltd.,
Series 2019-3A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.73% 07/02/35
1,2,3
33,250,000 33,284,879
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.63% 02/24/37
1,2,3
6,960,000 6,961,761
Palmer Square CLO Ltd.,
Series 2018-1A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.52%)
6.84% 04/18/37
1,2,3
23,000,000 23,188,945
Palmer Square CLO Ltd.,
Series 2021-4A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.24% 10/15/34
1,2,3
19,500,000 19,500,975
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust,
Series 2021-SFR2, Class H
5.00% 04/19/38
1
$ 21,439,000 $ 19,944,955
Progress Residential Trust,
Series 2021-SFR6, Class E2
2.53% 07/17/38
1
3,973,000 3,635,156
Progress Residential Trust,
Series 2021-SFR6, Class F
3.42% 07/17/38
1
10,437,000 9,584,339
Progress Residential Trust,
Series 2021-SFR6, Class G
4.00% 07/17/38
1
8,896,000 8,097,567
Progress Residential Trust,
Series 2021-SFR7, Class F
3.83% 08/17/40
1
23,777,000 20,680,207
Progress Residential Trust,
Series 2021-SFR8, Class E1
2.38% 10/17/38
1
17,400,000 15,759,469
Progress Residential Trust,
Series 2021-SFR8, Class E2
2.53% 10/17/38
1
13,425,000 12,139,007
Progress Residential Trust,
Series 2021-SFR8, Class F
3.18% 10/17/38
1
61,665,000 55,842,776
Progress Residential Trust,
Series 2021-SFR8, Class G
4.01% 10/17/38
1
19,482,000 17,448,997
Progress Residential,
Series 2021-SFR1, Class E
2.11% 04/17/38
1
3,000,000 2,801,347
Progress Residential,
Series 2021-SFR3, Class E1
2.54% 05/17/26
1
3,055,000 2,843,231
Progress Residential,
Series 2021-SFR3, Class G
4.25% 05/17/26
1
3,190,000 2,947,384
Rad CLO 18 Ltd.,
Series 2023-18A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.95%)
7.28% 04/15/36
1,2,3
29,590,000 29,849,475
Rad CLO 4 Ltd.,
Series 2019-4A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.23%)
6.55% 04/25/32
1,2,3
13,915,000 13,935,177
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.34%)
6.67% 04/20/34
1,2,3
32,680,000 32,688,170
Regatta XIV Funding Ltd.,
Series 2018-3A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
6.43% 10/25/31
1,2,3
50,450,000 50,513,062

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Regatta XX Funding Ltd.,
Series 2021-2A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.29% 10/15/34
1,2,3
$ 17,000,000 $ 17,001,020
Rockford Tower CLO Ltd.,
Series 2017-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.28%)
6.61% 10/15/29
1,2,3
5,922,070 5,923,551
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.45%)
6.78% 10/20/30
1,2,3
2,783,223 2,786,827
Rockford Tower CLO Ltd.,
Series 2019-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.24% 08/20/32
1,2,3
20,000,000 20,052,020
Rockford Tower CLO Ltd.,
Series 2020-1A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.52%)
6.84% 01/20/36
1,2,3
22,730,000 22,747,957
RRE 15 Loan Management DAC,
Series 15X, Class A1
(Ireland)
(3-Month Euribor plus 1.75%)
5.66% 10/15/35
2,3
5,000,000 5,371,879
Sixth Street CLO XVII Ltd.,
Series 2021-17A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.50%)
6.83% 01/20/34
1,2,3
12,975,000 12,975,000
Sixth Street CLO XX Ltd.,
Series 2021-20A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.24% 10/20/34
1,2,3
25,000,000 25,001,750
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
26,062,268 23,250,391
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.90% 08/15/31
2
160,966 145,201
SLC Student Loan Trust,
Series 2008-1, Class A4A
(SOFR90A plus 1.86%)
7.21% 12/15/32
2
5,169,412 5,197,051
SLM Student Loan Trust,
Series 2003-12, Class B
(SOFR90A plus 0.85%)
6.20% 12/15/68
2
28,883 28,006
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2006-2, Class A6
(SOFR90A plus 0.43%)
5.78% 01/25/41
2
$ 18,916,874 $ 18,440,804
SLM Student Loan Trust,
Series 2006-8, Class A6
(SOFR90A plus 0.42%)
5.77% 01/25/41
2
20,914,672 20,341,901
SLM Student Loan Trust,
Series 2007-1, Class A6
(SOFR90A plus 0.40%)
5.75% 01/27/42
2
20,557,179 19,987,517
SLM Student Loan Trust,
Series 2007-1, Class B
(SOFR90A plus 0.48%)
5.83% 01/27/42
2
2,402,934 2,229,388
SLM Student Loan Trust,
Series 2007-6, Class B
(SOFR90A plus 1.11%)
6.46% 04/27/43
2
3,009,074 2,911,900
SLM Student Loan Trust,
Series 2007-7, Class A4
(SOFR90A plus 0.59%)
5.94% 01/25/22
2
127,729 125,271
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.81% 01/25/83
2
38,874,000 39,134,584
SLM Student Loan Trust,
Series 2008-3, Class A3
(SOFR90A plus 1.26%)
6.61% 10/25/21
2
8,160 8,094
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.81% 04/26/83
2
2,260,000 2,296,154
SLM Student Loan Trust,
Series 2008-4, Class A4
(SOFR90A plus 1.91%)
7.26% 07/25/22
2
949,113 953,411
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
7.46% 04/25/73
2
8,849,000 9,015,230
SLM Student Loan Trust,
Series 2008-5, Class A4
(SOFR90A plus 1.96%)
7.31% 07/25/23
2
13,067,433 13,098,959
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.46% 07/25/73
2
37,199,000 37,272,178
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.71% 07/25/23
2
6,738,545 6,713,800

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7 / June 2024
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
7.46% 07/26/83
2
$ 31,424,000 $ 31,898,427
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
7.46% 07/26/83
2
17,206,000 17,101,904
SLM Student Loan Trust,
Series 2011-1, Class A2
(SOFR30A plus 1.26%)
6.60% 10/25/34
2
1,048,632 1,057,311
SLM Student Loan Trust,
Series 2012-1, Class A3
(SOFR30A plus 1.06%)
6.40% 09/25/28
2
345,574 341,112
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
6.15% 01/25/29
2
7,684,762 7,513,288
SLM Student Loan Trust,
Series 2012-7, Class A3
(SOFR30A plus 0.76%)
6.10% 05/26/26
2
13,441,191 13,103,791
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
17,000,000 15,711,128
Symphony CLO XX Ltd.,
Series 2018-20A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
6.44% 01/16/32
1,2,3
38,925,000 38,954,194
Symphony CLO XXIX Ltd.,
Series 2021-29A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.24% 01/15/34
1,2,3
14,500,000 14,532,103
United Auto Credit Securitization Trust,
Series 2022-2, Class R1
0.00% 04/10/29
1
33,600 2
Vantage Data Centers Jersey Borrower Spv Ltd.,
Series 2024-1A, Class A2
(United Kingdom)
6.17% 05/28/39
1,3
12,435,000 15,788,319
Voya CLO Ltd.,
Series 2015-3A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 10/20/31
1,2,3
20,705,000 20,724,815
Voya CLO Ltd.,
Series 2016-3A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.48% 10/18/31
1,2,3
35,900,000 35,933,746
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Voya CLO Ltd.,
Series 2019-4A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
7.34% 01/15/35
1,2,3
$ 17,500,000 $ 17,501,225
Voya CLO Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.29% 07/19/34
1,2,3
11,625,000 11,602,564
Total Asset-Backed Securities
(Cost $2,648,066,143) 2,690,922,310
BANK LOANS — 1 .43% *
Communications — 0 .19%
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.33% 12/17/27
2
4,910,544 4,921,666
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
7.94% 04/15/27
2
6,240,901 5,202,384
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.83% 06/20/31
2
6,985,000 6,985,000
(SOFR plus 3.86%)
8.62% 10/08/27
2
18,199,278 18,212,928
New Insight Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.76%)
11.07% 12/20/24
2
4,809,455 3,648,500
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
10.83% 08/16/28
2
5,042,187 3,718,613
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
7.35% 01/22/31
2
15,510,811 15,546,021
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.46% 03/09/27
2
30,632,429 26,752,372
84,987,484
Consumer Discretionary — 0 .13%
BrewCo Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.84% 04/05/28
2
5,034,231 4,618,907
(SOFR plus 6.25%)
11.58% 04/05/28
2
2,095,698 2,127,134

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 8
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
City Brewing Co. LLC,
Term Loan, 1st Lien
(SOFR plus 5.26%)
8.84% 04/05/28
2,7
$ 7,551,347 $ 6,041,077
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.35%)
8.68% - 8.69% 01/24/29
2,3
41,821,273 38,874,128
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
2
4,735,415 3,852,781
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.10% 07/31/28
2
2,816,680 2,824,877
(SOFR plus 4.25%)
9.58% - 9.59% 07/31/28
2
498,750 500,059
Prestige Brands, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 2.11%)
7.46% 07/03/28
2
90,909 91,411
58,930,374
Entertainment — 0 .05%
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
7.18% 08/01/27
2
22,125,397 22,071,853
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
8.21% 05/16/25
2
2,871,401 2,879,599
24,951,452
Finance — 0 .07%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.00%)
7.34% 06/22/28
2
9,856,384 9,881,025
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.08% 04/09/27
2
8,305,464 8,311,610
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.61%)
7.96% 01/26/28
2
8,335,067 8,337,192
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(SOFR plus 2.11%)
7.44% 04/30/28
2
4,630,109 4,416,939
30,946,766
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Food — 0 .02%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.21% 10/01/25
2
$ 1,098,640 $ 1,046,630
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.09% 04/25/31
2
8,394,037 8,432,524
9,479,154
Gaming — 0 .05%
Caesars Entertainment, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 2.75%)
8.10% 02/06/31
2
8,245,074 8,261,811
Churchill Downs, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 2.10%)
7.44% 03/17/28
2
10,592,885 10,632,608
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.66% 05/03/29
2
3,399,300 3,407,340
22,301,759
Health Care — 0 .23%
Bausch + Lomb Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.35%)
8.69% 05/10/27
2,3
3,717,833 3,682,978
Term Loan, 1st Lien (Canada)
(SOFR plus 4.00%)
9.34% 09/29/28
2,3
1,836,621 1,835,482
Carestream Dental Equipment, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
8.71% 09/01/24
2
8,423,903 7,328,796
Carestream Dental, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.60%)
9.94% 09/01/24
2
2,572,162 2,141,325
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.10%)
7.44% 11/15/27
2
5,537,968 5,454,898
Jazz Financing Lux SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.11%)
8.46% 05/05/28
2,3
20,210,261 20,248,156
Jazz Pharmaceuticals, Inc.,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
7.58% 05/05/28
2,3
23,665,086 23,709,458

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Medline Borrower LP,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.09% 10/23/28
2
$ 13,281,297 $ 13,322,801
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.18% 06/20/31
2
20,370,334 20,026,585
Perrigo Investments LLC,
Term Loan B, 1st Lien
(SOFR plus 2.35%)
7.15% 04/20/29
2
736,875 736,414
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.08% 09/27/30
2
6,342,411 6,344,916
104,831,809
Health Care REITs — 0 .03%
Healthpeak Properties, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 1.60%)
6.30% 02/22/27
2
7,884,256 7,805,414
6.30% 08/20/27
2
7,884,256 7,805,413
15,610,827
Industrials — 0 .18%
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.83% 02/15/31
2
6,115,682 6,155,526
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.60% 10/16/28
2
668,533 511,261
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 1.86%)
7.19% 07/01/29
2
38,100,901 38,166,625
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(SOFR plus 4.51%)
9.85% 04/15/28
2
27,392,800 24,690,911
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 8.85%)
9.19% 03/20/25
2
2,551,051 2,491,382
Transdigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 2.75%)
8.08% 08/24/28
2
12,759,472 12,796,985
84,812,690
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology — 0 .15%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.69% 12/06/27
2
$ 5,468,430 $ 5,243,267
Athenahealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.25% 02/15/29
2
7,020,070 7,005,819
Buzz Merger Sub Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
8.19% 01/29/27
2
4,555,257 4,564,732
Central Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.58% 07/06/29
2
5,948,600 5,879,834
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
9.10% 08/14/25
2
14,109,362 13,627,245
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.72% - 8.99% 10/01/27
2
17,716,035 17,199,259
Magnite, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.84% 02/06/31
2
2,482,756 2,494,661
Match Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.90%)
7.24% 02/13/27
2
1,793,280 1,793,280
MH Sub I LLC,
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
9.59% 05/03/28
2
3,001,703 3,002,318
Renaissance Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.60% 04/05/30
2
5,405,983 5,408,497
Research Now Group LLC (DIP),
Term Loan, 1st Lien
(SOFR plus 8.86%)
14.21% 08/06/24
2
174,784 176,532
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 9.26%)
9.60% 03/03/28
2
3,159,522 2,707,316
69,102,760
Insurance — 0 .11%
Acrisure LLC,
Term Loan B6, 1st Lien
(SOFR plus 3.25%)
8.59% 11/06/30

10,553,455 10,564,430

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 10
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Insurance (continued)
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.36%)
7.71% 02/19/28
2
$ 27,617,065 $ 27,627,836
Asurion LLC,
Term Loan B4, 2nd Lien
(SOFR plus 5.36%)
10.71% 01/20/29
2
3,290,000 3,044,533
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
8.71% 12/23/26
2
7,598,848 7,546,074
48,782,873
Materials — 0 .03%
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.50%)
8.84% 08/18/28
2
11,186,893 11,158,926
Mativ Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 2.60%)
7.94% 05/06/27
2
3,157,435 3,133,754
14,292,680
Residential REITs — 0 .04%
Invitation Homes Operating Partnership LP,
Term Loan A, 1st Lien
(SOFR plus 1.10%)
6.44% 01/31/25
2
17,500,000 17,412,587
Retail — 0 .06%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
7.09% 09/20/30
2,3
6,703,172 6,694,693
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
7.20% 03/15/28
2
8,562,680 8,571,842
Peer Holding III BV,
Term Loan B5, 1st Lien (Netherlands)
(SOFR plus 3.00%)
8.34% 06/21/31
2,3
8,059,136 8,077,632
Whatabrands LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.09% 08/03/28
2
4,009,172 4,014,704
27,358,871
Services — 0 .09%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
8.63% 01/29/27
2
3,311,546 3,323,964
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Boost Newco Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.84% 01/31/31
2
$ 2,409,935 $ 2,416,297
(SOFR plus 3.00%)
8.33% 01/31/31
2
7,253,153 7,272,301
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
7.21% 10/08/28
2
5,034,791 5,066,259
Element Materials Technology Group U.S. Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 4.35%)
9.68% 07/06/29
2
2,051,283 2,061,970
Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.68% 07/06/29
2
4,444,447 4,467,603
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.86%)
9.21% 12/15/28
2
4,927,517 4,930,596
TransUnion Intermediate Holdings, Inc.,
Term Loan B7, 1st Lien
(SOFR plus 2.00%)
7.34% 12/01/28
2
5,534,639 5,543,024
Term Loan B8, 1st Lien
(SOFR plus 1.75%)
7.09% 06/05/31
2
1,191,076 1,190,480
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.44% 11/02/27
2
4,044,844 3,907,320
40,179,814
Total Bank Loans
(Cost $661,056,149) 653,981,900
CORPORATES — 17 .33% *
Banking — 3 .63%
Bank of America Corp.
1.73% 07/22/27
6
82,743,000 76,706,459
2.30% 07/21/32
6
2,000 1,638
2.59% 04/29/31
6
1,736,000 1,501,369
2.69% 04/22/32
6
2,174,000 1,840,198
3.42% 12/20/28
6
1,587,000 1,492,451
Bank of America Corp.
(MTN)
1.92% 10/24/31
6
18,688,000 15,292,717
2.09% 06/14/29
6
241,298,000 214,215,174
2.50% 02/13/31
6
201,000 173,796
3.97% 03/05/29
6
336,000 321,275
(CME Term SOFR 3-Month plus 0.91%)
6.26% 12/01/26
2
50,000,000 48,803,552
Bank of America Corp.,
Series N
1.66% 03/11/27
6
162,113,000 152,026,543

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
11 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,6
$ 54,865,000 $ 54,175,720
HSBC Holdings PLC
(United Kingdom)
2.01% 09/22/28
3,6
50,934,000 45,765,854
2.21% 08/17/29
3,6
73,387,000 64,544,798
4.76% 06/09/28
3,6
3,116,000 3,065,498
6.33% 03/09/44
3,6
1,000 1,047
JPMorgan Chase & Co.
0.77% 08/09/25
6
41,694,000 41,467,354
1.04% 02/04/27
6
10,515,000 9,800,253
1.56% 12/10/25
6
163,875,000 160,874,781
1.58% 04/22/27
6
19,179,000 17,911,300
1.95% 02/04/32
6
48,035,000 39,088,314
2.01% 03/13/26
6
2,732,000 2,661,968
2.07% 06/01/29
6
3,013,000 2,681,744
2.18% 06/01/28
6
2,490,000 2,285,598
2.55% 11/08/32
6
18,461,000 15,399,884
2.58% 04/22/32
6
19,949,000 16,860,205
2.95% 02/24/28
6
23,236,000 21,896,631
2.96% 01/25/33
6
12,277,000 10,470,083
3.70% 05/06/30
6
2,876,000 2,689,933
4.01% 04/23/29
6
2,671,000 2,557,280
4.45% 12/05/29
6
8,325,000 8,079,872
5.01% 01/23/30
6
10,505,000 10,426,978
Lloyds Banking Group PLC
(United Kingdom)
3.87% 07/09/25
3,6
27,225,000 27,212,789
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
6
49,215,000 47,596,479
5.68% 01/22/35
6
20,690,000 20,805,274
6.88% 10/20/34
6
10,015,000 10,919,350
Santander UK Group Holdings PLC
(United Kingdom)
1.53% 08/21/26
3,6
6,354,000 6,048,596
1.67% 06/14/27
3,6
42,806,000 39,585,580
2.47% 01/11/28
3,6
20,406,000 18,852,039
3.82% 11/03/28
3,6
2,200,000 2,077,694
U.S. Bancorp
4.65% 02/01/29
6
70,000 68,552
4.84% 02/01/34
6
60,767,000 57,673,655
5.68% 01/23/35
6
17,365,000 17,455,102
5.84% 06/12/34
6
1,735,000 1,761,364
5.85% 10/21/33
6
25,920,000 26,369,379
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
6
16,673,000 16,313,978
2.39% 06/02/28
6
74,765,000 68,899,488
2.88% 10/30/30
6
161,948,000 143,662,783
3.35% 03/02/33
6
62,201,000 54,017,752
3.53% 03/24/28
6
40,965,000 39,084,600
4.90% 07/25/33
6
4,193,000 4,034,537
5.57% 07/25/29
6
11,374,000 11,483,620
1,659,002,878
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications — 1 .92%
Altice France SA
(France)
5.13% 07/15/29
1,3
$ 1,720,000 $ 1,133,765
5.50% 10/15/29
1,3
5,909,000 3,904,021
C&W Senior Finance Ltd.
(Cayman Islands)
6.88% 09/15/27
1,3
2,200,000 2,112,943
Cable One, Inc.
4.00% 11/15/30
1
20,620,000 15,406,562
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75% 03/01/30
1
8,283,000 7,180,708
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 10,000,000 7,732,469
3.70% 04/01/51 3,627,000 2,215,803
3.90% 06/01/52 17,587,000 11,186,036
4.80% 03/01/50 122,389,000 90,022,620
5.38% 04/01/38 2,030,000 1,774,798
5.38% 05/01/47 116,802,000 93,418,370
5.75% 04/01/48 33,533,000 28,061,689
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.13% 07/01/49 14,837,000 11,444,855
CommScope, Inc.
4.75% 09/01/29
1
20,905,000 14,541,476
CSC Holdings LLC
4.50% 11/15/31
1
835,000 539,802
4.63% 12/01/30
1
4,879,000 1,798,291
5.38% 02/01/28
1
19,384,000 14,761,343
5.75% 01/15/30
1
21,758,000 8,230,564
6.50% 02/01/29
1
55,551,000 40,770,017
11.25% 05/15/28
1
3,010,000 2,635,181
11.75% 01/31/29
1
15,044,000 12,862,523
Frontier Communications Holdings LLC
8.63% 03/15/31
1
16,571,000 17,087,051
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
63,777,000 62,006,258
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
1,872,000 1,748,017
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
1
55,170,000 40,885,776
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
17,626,688 17,519,196
5.15% 03/20/28
1
225,821,250 224,962,897
TDC Net A/S,
(EMTN)
(Germany)
6.50% 06/01/31
3
11,800,000 13,444,258
Time Warner Cable LLC
4.50% 09/15/42 18,977,000 13,902,598
5.50% 09/01/41 37,297,000 31,220,600
5.88% 11/15/40 2,016,000 1,769,181

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 12
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
1,3
$ 38,556,000 $ 32,950,415
VZ Secured Financing BV,
Series REGS
(Netherlands)
3.50% 01/15/32
3
30,755,000 28,864,783
Zayo Group Holdings, Inc.
4.00% 03/01/27
1
3,817,000 3,042,896
Ziggo BV
(Netherlands)
4.88% 01/15/30
1,3
15,255,000 13,576,950
874,714,712
Consumer Discretionary — 0 .87%
Altria Group, Inc.
3.70% 02/04/51 995,000 671,904
Anheuser-Busch InBev SA
(EMTN)
(Belgium)
3.95% 03/22/44
3
760,000 800,396
Bacardi Ltd.
(Bermuda)
5.15% 05/15/38
1,3
2,881,000 2,664,478
BAT Capital Corp.
4.39% 08/15/37 16,468,000 13,905,423
Everi Holdings, Inc.
5.00% 07/15/29
1
3,500,000 3,443,725
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
15,312,000 15,292,874
3.50% 07/26/26
1,3
20,000,000 19,190,924
Philip Morris International, Inc.
1.88% 11/06/37 12,495,000 10,043,622
Reynolds American, Inc.
5.85% 08/15/45 63,022,000 58,342,915
Spectrum Brands, Inc.
3.88% 03/15/31
1
3,153,000 2,635,943
WarnerMedia Holdings, Inc.
5.05% 03/15/42 6,935,000 5,641,394
5.14% 03/15/52 294,615,000 229,464,269
5.39% 03/15/62 42,245,000 32,985,303
395,083,170
Diversified REITs — 0 .73%
American Tower Corp.
0.95% 10/05/30 22,201,000 19,898,030
1.00% 01/15/32 4,658,000 4,031,926
1.88% 10/15/30 13,336,000 10,867,465
2.70% 04/15/31 42,899,000 36,290,975
5.55% 07/15/33 10,425,000 10,417,099
5.65% 03/15/33 4,974,000 5,006,640
Crown Castle, Inc.
2.10% 04/01/31 23,220,000 18,824,477
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Diversified REITs (continued)
Digital Dutch Finco BV
(Netherlands)
1.00% 01/15/32
3
$ 5,000,000 $ 4,289,028
1.25% 02/01/31
3
26,308,000 23,491,045
Digital Intrepid Holding BV
(Netherlands)
0.63% 07/15/31
3
26,530,000 22,392,465
1.38% 07/18/32
3
22,395,000 19,524,634
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 4,539,000 3,810,718
4.00% 01/15/30 30,398,000 27,829,431
4.00% 01/15/31 7,310,000 6,562,944
5.30% 01/15/29 13,180,000 13,028,330
5.38% 04/15/26 3,126,000 3,103,008
5.75% 06/01/28 24,498,000 24,570,906
VICI Properties LP
4.95% 02/15/30 9,655,000 9,320,201
5.13% 05/15/32 14,787,000 14,096,716
VICI Properties LP/VICI Note Co., Inc.
3.88% 02/15/29
1
6,903,000 6,382,797
4.13% 08/15/30
1
3,627,000 3,301,477
4.50% 01/15/28
1
17,425,000 16,773,395
Vonovia SE
(Georgia)
1.00% 06/16/33
3
3,300,000 2,685,426
2.25% 04/07/30
3
4,500,000 4,393,567
Vonovia SE
(EMTN)
(Georgia)
0.75% 09/01/32
3
6,600,000 5,449,638
Vonovia SE,
(EMTN)
(Georgia)
5.00% 11/23/30
3
11,700,000 13,123,613
WP Carey, Inc.
4.25% 07/23/32 3,655,000 3,907,899
333,373,850
Electric — 1 .50%
Alliant Energy Finance LLC
5.95% 03/30/29
1
4,120,000 4,219,569
Alliant Energy Finance, LLC
3.60% 03/01/32
1
4,515,000 3,931,177
Appalachian Power Co.
4.45% 06/01/45 100,000 80,272
5.65% 04/01/34 18,900,000 18,737,944
Appalachian Power Co.,
Series Z
3.70% 05/01/50 9,450,000 6,542,220
Arizona Public Service Co.
6.35% 12/15/32 20,904,000 21,964,176
Black Hills Corp.
4.35% 05/01/33 2,785,000 2,507,260
6.15% 05/15/34 8,020,000 8,185,869

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
13 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Comision Federal de Electricidad,
Series REGS
(Mexico)
3.88% 07/26/33
3
$ 4,340,000 $ 3,490,228
Duke Energy Carolinas LLC
4.00% 09/30/42 11,040,000 8,911,541
4.25% 12/15/41 14,683,000 12,287,436
5.35% 01/15/53 8,611,000 8,196,528
5.40% 01/15/54 25,000,000 23,985,850
Duke Energy Corp.
3.75% 04/01/31 2,290,000 2,420,998
3.85% 06/15/34 86,657,000 89,967,449
Duke Energy Florida LLC
5.88% 11/15/33 7,960,000 8,274,530
6.20% 11/15/53 35,000,000 37,138,722
Duke Energy Progress LLC
5.35% 03/15/53 5,000,000 4,698,398
Eversource Energy
5.95% 02/01/29 8,980,000 9,184,349
FirstEnergy Pennsylvania Electric Co.
3.25% 03/15/28
1
125,000 117,081
4.00% 04/15/25
1
35,719,000 35,167,605
4.15% 04/15/25
1
28,335,000 27,933,017
4.30% 01/15/29
1
13,381,000 12,879,864
5.15% 03/30/26
1
3,000,000 2,983,162
FirstEnergy Transmission LLC
2.87% 09/15/28
1
40,514,000 36,999,444
4.35% 01/15/25
1
23,330,000 23,062,574
4.55% 04/01/49
1
5,175,000 4,305,899
Interstate Power and Light Co.
5.70% 10/15/33 15,980,000 16,188,956
Jersey Central Power & Light Co.
2.75% 03/01/32
1
820,000 678,500
4.30% 01/15/26
1
8,645,000 8,495,471
6.40% 05/15/36 2,404,000 2,528,067
MVM Energetika Zrt
(Hungary)
6.50% 03/13/31
3
3,727,000 3,742,318
New England Power Co.
5.94% 11/25/52
1
15,670,000 15,853,480
Niagara Mohawk Power Corp.
3.03% 06/27/50
1
3,543,000 2,244,155
4.28% 10/01/34
1
4,375,000 3,873,132
Public Service Co. of New Mexico
3.85% 08/01/25 14,390,000 14,110,560
Southwestern Electric Power Co.
3.25% 11/01/51 6,519,000 4,119,815
5.30% 04/01/33 47,200,000 45,778,751
Southwestern Electric Power Co.,
Series K
2.75% 10/01/26 26,488,000 25,020,080
Southwestern Electric Power Co.,
Series L
3.85% 02/01/48 19,395,000 13,957,652
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
TenneT Holding BV
(EMTN)
(Netherlands)
2.75% 05/17/42
3
$ 28,400,000 $ 26,552,017
4.50% 10/28/34
3
11,385,000 13,017,872
4.75% 10/28/42
3
61,891,000 72,276,599
686,610,587
Energy — 0 .54%
Boston Gas Co.
3.76% 03/16/32
1
20,917,000 18,273,865
6.12% 07/20/53
1
13,275,000 13,201,635
Brooklyn Union Gas Co. (The)
6.39% 09/15/33
1
35,000,000 35,799,782
Ecopetrol SA
(Colombia)
8.88% 01/13/33
3
5,000,000 5,166,925
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,3
11,988,247 10,292,646
KazMunayGas National Co. JSC
(Kazakhstan)
3.50% 04/14/33
1,3
1,800,000 1,467,036
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50% 04/14/33
3
15,883,000 13,033,510
4.75% 04/19/27
3
3,195,000 3,093,398
KazMunayGas National Co. JSC,
Series REGS (EMTN)
(Kazakhstan)
5.38% 04/24/30
3
6,856,000 6,694,884
KeySpan Gas East Corp.
5.99% 03/06/33
1
5,530,000 5,575,420
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25% 04/05/30
3
26,895,000 29,329,555
Pertamina Persero PT
(Indonesia)
3.10% 08/27/30
1,3
18,071,000 15,992,835
Petroleos Mexicanos
(Mexico)
6.35% 02/12/48
3
9,556,000 6,076,849
6.75% 09/21/47
3
21,706,000 14,344,844
Piedmont Natural Gas Co., Inc.
2.50% 03/15/31 7,272,000 6,113,133
5.40% 06/15/33 10,545,000 10,546,418
QazaqGaz NC JSC,
Series REGS
(Kazakhstan)
4.38% 09/26/27
3
6,350,000 5,965,069
Rockies Express Pipeline LLC
6.88% 04/15/40
1
8,115,000 7,770,113
Southern Co. Gas Capital Corp.
4.40% 05/30/47 50,000 40,761

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 14
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
TC PipeLines LP
4.38% 03/13/25 $ 2,198,000 $ 2,176,535
TransCanada PipeLines Ltd.
(Canada)
5.85% 03/15/36
3
2,878,000 2,897,513
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 34,635,000 33,898,751
247,751,477
Finance — 2 .28%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
11,203,000 10,454,280
3.00% 10/29/28
3
58,242,000 52,948,900
Air Lease Corp.
2.20% 01/15/27 18,695,000 17,276,619
3.25% 03/01/25 19,930,000 19,571,237
3.25% 10/01/29 5,000,000 4,529,123
4.25% 09/15/24 5,554,000 5,531,406
4.63% 10/01/28 2,000,000 1,941,286
Air Lease Corp.
(MTN)
2.30% 02/01/25 35,195,000 34,448,617
2.88% 01/15/26 10,055,000 9,648,968
3.00% 02/01/30 2,000,000 1,772,897
Alta Wind Holdings LLC
7.00% 06/30/35
1,4,5
2,963,214 2,959,603
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
171,755,000 154,505,826
2.88% 02/15/25
1,3
15,755,000 15,441,846
3.25% 02/15/27
1,3
12,880,000 12,066,600
4.38% 05/01/26
1,3
2,405,000 2,340,775
CBRE Global Investors Open-Ended Funds SCA SICAV-
SIF-Pan European Core Fund
(EMTN)
(Luxembourg)
4.75% 03/27/34
3
2,765,000 3,001,530
Citigroup, Inc.
1.46% 06/09/27
6
28,281,000 26,224,908
2.52% 11/03/32
6
21,653,000 17,819,423
2.57% 06/03/31
6
868,000 745,338
2.67% 01/29/31
6
3,838,000 3,342,354
2.98% 11/05/30
6
5,739,000 5,113,622
3.06% 01/25/33
6
24,311,000 20,638,286
3.98% 03/20/30
6
3,965,000 3,743,549
6.04% 10/30/24
6
672,000 672,557
EverBank Financial Corp.
5.75% 07/02/25 4,045,000 3,930,522
Goldman Sachs Group, Inc. (The)
1.43% 03/09/27
6
97,484,000 90,985,138
1.54% 09/10/27
6
75,070,000 68,969,400
1.95% 10/21/27
6
1,337,000 1,235,164
2.38% 07/21/32
6
449,000 369,194
3.27% 09/29/25
6
27,707,000 27,535,271
3.50% 04/01/25 31,914,000 31,405,683
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
(SOFR Rate plus 0.49%)
5.84% 10/21/24
2
$ 77,465,000 $ 77,485,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 02/01/29 10,068,000 8,618,056
9.00% 06/15/30
1
8,166,000 8,133,557
9.75% 01/15/29
1
17,562,000 18,249,401
Morgan Stanley
0.99% 12/10/26
6
15,176,000 14,199,511
2.48% 09/16/36
6
4,653,000 3,684,375
2.94% 01/21/33
6
3,640,000 3,096,233
5.30% 04/20/37
6
1,801,000 1,726,354
Morgan Stanley
(GMTN)
1.51% 07/20/27
6
1,000,000 924,944
2.24% 07/21/32
6
31,942,000 26,144,954
Morgan Stanley
(MTN)
1.16% 10/21/25
6
147,211,000 145,103,201
1.79% 02/13/32
6
6,428,000 5,161,126
1.93% 04/28/32
6
2,890,000 2,325,026
2.63% 02/18/26
6
11,200,000 10,980,920
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,6
54,955,000 51,500,362
4.30% 03/08/29
1,3,6
13,000,000 12,443,716
1,040,947,058
Food — 0 .55%
ELO SACA
(EMTN)
(France)
6.00% 03/22/29
3
30,500,000 32,179,542
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
4.38% 02/02/52
3
71,462,000 53,070,283
6.75% 03/15/34
1,3
38,642,000 40,960,832
7.25% 11/15/53
1,3
5,461,000 5,925,861
Pilgrim's Pride Corp.
3.50% 03/01/32 75,672,000 64,103,009
6.88% 05/15/34 10,000,000 10,636,258
Smithfield Foods, Inc.
2.63% 09/13/31
1
14,435,000 11,550,331
3.00% 10/15/30
1
8,890,000 7,546,972
4.25% 02/01/27
1
24,855,000 23,934,132
249,907,220
Gaming — 0 .01%
Flutter Treasury Designated Activity Co.
(Ireland)
5.00% 04/29/29
1,3
2,320,000 2,526,839
Health Care — 1 .40%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
1,3
31,383,000 30,239,864

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
15 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Bayer U.S. Finance II LLC
2.85% 04/15/25
1
$ 2,805,000 $ 2,723,919
3.95% 04/15/45
1
17,489,000 12,315,336
4.38% 12/15/28
1
65,517,000 62,153,692
4.40% 07/15/44
1
69,196,000 52,819,192
4.63% 06/25/38
1
46,534,000 38,992,486
4.88% 06/25/48
1
44,314,000 35,674,976
5.50% 08/15/25
1
13,932,000 13,854,318
5.50% 07/30/35
1
3,820,000 3,599,993
Bayer U.S. Finance LLC
6.50% 11/21/33
1
17,750,000 18,116,872
6.88% 11/21/53
1
28,175,000 28,977,297
Catalent Pharma Solutions, Inc.
3.50% 04/01/30
1
2,735,000 2,621,504
Catalent Pharma Solutions, Inc.,
Series REGS
2.38% 03/01/28 16,070,000 16,513,489
Centene Corp.
3.00% 10/15/30 48,742,000 41,708,536
Embecta Corp.
6.75% 02/15/30
1
20,239,000 17,744,562
Fresenius Finance Ireland PLC
(EMTN)
(Ireland)
0.88% 10/01/31
3
7,910,000 6,922,074
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
1
67,592,000 61,607,785
Grifols SA,
Series REGS
(Spain)
1.63% 02/15/25
3
1,900,000 2,020,671
3.88% 10/15/28
3
48,610,000 42,872,425
HCA, Inc.
2.38% 07/15/31 563,000 462,697
5.88% 02/15/26 3,915,000 3,921,722
Illumina, Inc.
2.55% 03/23/31 200,000 165,677
Johnson & Johnson
3.55% 06/01/44 11,575,000 12,283,406
Kedrion SpA
(Italy)
6.50% 09/01/29
1,3
20,645,000 18,886,377
Medtronic, Inc.
3.65% 10/15/29 5,665,000 6,131,493
4.15% 10/15/43 3,570,000 3,896,875
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
40,661,000 28,671,069
ModivCare, Inc.
5.88% 11/15/25
1
13,880,000 14,083,897
MSD Netherlands Capital BV
(Netherlands)
3.70% 05/30/44
3
1,345,000 1,407,485
Premier Health Partners,
Series G
2.91% 11/15/26 2,229,000 2,056,351
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Revvity, Inc.
0.85% 09/15/24 $ 12,935,000 $ 12,806,216
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
3
1,295,000 1,162,621
Sartorius Finance BV
(Netherlands)
4.88% 09/14/35
3
1,200,000 1,339,686
Universal Health Services, Inc.
1.65% 09/01/26 45,000,000 41,409,840
640,164,403
Health Care REITs — 0 .20%
DOC DR LLC
3.95% 01/15/28 1,245,000 1,191,096
4.30% 03/15/27 8,717,000 8,533,543
Healthcare Realty Holdings LP
2.05% 03/15/31 20,129,000 15,597,478
2.40% 03/15/30 29,082,000 24,003,518
3.10% 02/15/30 10,437,000 9,112,074
3.63% 01/15/28 25,359,000 23,509,806
3.88% 05/01/25 9,381,000 9,221,474
91,168,989
Industrial REITs — 0 .10%
LXP Industrial Trust
6.75% 11/15/28 4,015,000 4,163,992
Prologis Euro Finance LLC
0.50% 02/16/32 11,611,000 9,679,243
1.00% 02/16/41 5,698,000 3,817,215
Prologis Euro Finance LLC,
(EMTN)
4.25% 01/31/43 25,738,000 27,080,867
44,741,317
Industrials — 0 .68%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
4.13% 08/15/26
1,3
4,950,000 4,301,222
5.25% 08/15/27
1,3
66,603,000 41,356,716
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Series REGS
(Canada)
2.13% 08/15/26
3
3,470,000 3,101,149
Berry Global, Inc.
1.57% 01/15/26 37,992,000 35,712,138
1.65% 01/15/27 16,949,000 15,436,301
4.88% 07/15/26
1
38,211,000 37,553,136
5.65% 01/15/34
1
1,570,000 1,541,090
Boeing Co. (The)
4.88% 05/01/25 19,940,000 19,735,059
5.81% 05/01/50 35,720,000 32,287,491
5.93% 05/01/60 15,000,000 13,433,155
6.26% 05/01/27
1
3,855,000 3,883,439
6.53% 05/01/34
1
945,000 967,737
6.86% 05/01/54
1
23,550,000 24,161,122

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 16
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.64%)
5.97% 05/05/26
2
$ 1,785,000 $ 1,790,080
(CME Term SOFR 3-Month plus 0.74%)
6.06% 08/15/36
2
11,550,000 10,950,097
Honeywell International, Inc.
3.75% 03/01/36 47,920,000 50,499,014
OT Merger Corp.
7.88% 10/15/29
1
30,592,000 14,034,353
310,743,299
Information Technology — 0 .01%
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
3,061,000 3,160,835
Insurance — 0 .89%
Athene Global Funding
1.61% 06/29/26
1
61,330,000 56,818,876
Farmers Exchange Capital
7.05% 07/15/28
1
13,283,000 13,673,182
7.20% 07/15/48
1
18,415,000 17,515,307
Farmers Exchange Capital II
6.15% 11/01/53
1,6
59,331,000 53,355,920
Farmers Exchange Capital III
5.45% 10/15/54
1,6
62,425,000 52,482,873
Farmers Insurance Exchange
4.75% 11/01/57
1,6
23,060,000 17,228,983
Metropolitan Life Global Funding I
3.30% 03/21/29
1
16,005,000 14,851,695
Nationwide Mutual Insurance Co.
7.89% 12/15/24
1,6
42,571,000 42,805,723
Protective Life Global Funding
1.90% 07/06/28
1
47,980,000 42,762,486
Teachers Insurance & Annuity Association of America
3.30% 05/15/50
1
82,665,000 55,030,315
4.27% 05/15/47
1
3,496,000 2,794,864
4.38% 09/15/54
1,6
35,635,000 35,466,055
404,786,279
Materials — 0 .34%
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
5.13% 02/02/33
3
11,110,000 10,543,834
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia
Persero PT,
Series REGS
(Indonesia)
5.45% 05/15/30
3
14,861,000 14,571,508
International Flavors & Fragrances, Inc.
1.83% 10/15/27
1
1,615,000 1,443,120
2.30% 11/01/30
1
48,565,000 40,510,856
3.27% 11/15/40
1
10,351,000 7,341,669
3.47% 12/01/50
1
9,947,000 6,555,715
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Materials (continued)
5.00% 09/26/48 $ 84,551,000 $ 72,548,155
153,514,857
Office REITs — 0 .19%
Hudson Pacific Properties LP
3.25% 01/15/30 61,643,000 42,597,793
3.95% 11/01/27 14,035,000 11,757,210
4.65% 04/01/29 15,370,000 11,864,970
5.95% 02/15/28 1,090,000 927,792
Kilroy Realty LP
2.50% 11/15/32 2,705,000 2,026,796
2.65% 11/15/33 25,004,000 18,379,277
87,553,838
Residential REITs — 0 .17%
American Homes 4 Rent LP
3.38% 07/15/51 17,118,000 11,234,060
Invitation Homes Operating Partnership LP
2.00% 08/15/31 30,593,000 24,304,559
2.70% 01/15/34 40,308,000 31,851,201
4.15% 04/15/32 4,798,000 4,380,038
5.50% 08/15/33 7,089,000 7,004,129
78,773,987
Retail — 0 .18%
Ferrellgas LP/Ferrellgas Finance Corp.
5.88% 04/01/29
1
29,182,000 26,868,112
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
83,531,000 54,249,067
81,117,179
Retail REITs — 0 .04%
Federal Realty OP LP
7.48% 08/15/26 18,825,000 19,346,197
Services — 0 .11%
Adtalem Global Education, Inc.
5.50% 03/01/28
1
6,447,000 6,200,764
Global Payments, Inc.
4.88% 03/17/31 6,568,000 7,274,270
Worldline SA
(France)
0.00% 07/30/25
3,8
104,010 12,570,925
0.00% 07/30/26
3,8
265,300 26,341,230
52,387,189
Specialized REITs — 0 .55%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
45,583,000 44,422,112
3.18% 07/12/29
3
10,509,000 11,776,060
3.94% 07/12/47
3
6,700,000 6,205,097
Annington Funding PLC,
(EMTN)
(United Kingdom)
3.69% 07/12/34
3
1,100,000 1,152,918

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
17 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Specialized REITs (continued)
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00% 05/04/28
3
$ 20,141,000 $ 19,028,120
1.63% 04/20/30
3
13,650,000 12,468,940
1.75% 03/12/29
3
42,369,000 40,039,989
Extra Space Storage LP
2.20% 10/15/30 1,090,000 905,290
2.35% 03/15/32 25,561,000 20,418,474
2.40% 10/15/31 14,348,000 11,791,086
2.55% 06/01/31 4,000,000 3,332,549
3.88% 12/15/27 10,980,000 10,480,866
3.90% 04/01/29 1,430,000 1,347,028
LEG Immobilien SE
(EMTN)
(Georgia)
0.88% 03/30/33
3
8,100,000 6,642,421
1.50% 01/17/34
3
3,800,000 3,198,097
Realty Income Corp.
5.13% 07/06/34 49,085,000 56,739,449
249,948,496
Transportation — 0 .37%
American Airlines Pass-Through Trust,
Series 2017-2, Class AA
3.35% 10/15/29 13,468,191 12,396,931
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 68,585,265 62,326,964
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 8,210,837 7,658,880
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 19,004,725 18,977,276
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63% 06/03/25 5,472 5,386
United Airlines Pass-Through Trust,
Series 2013-1, Class A
4.30% 08/15/25 9,953,579 9,802,099
United Airlines Pass-Through Trust,
Series 2018-1, Class AA
3.50% 03/01/30 25,661,694 23,608,759
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80% 01/15/36 32,425,000 32,948,820
167,725,115
Water — 0 .07%
Suez SACA
(EMTN)
(France)
2.88% 05/24/34
3
3,200,000 3,090,379
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Water (continued)
Thames Water Utilities Finance PLC
(EMTN)
(United Kingdom)
4.38% 01/18/31
3
$ 33,525,000 $ 31,017,824
34,108,203
Total Corporates
(Cost $8,491,722,576) 7,909,157,974
FOREIGN GOVERNMENT OBLIGATIONS — 0 .58%
Foreign Government Obligations — 0 .58%
Brazilian Government International Bond
(Brazil)
6.00% 10/20/33
3
20,120,000 19,415,800
6.13% 03/15/34
3
11,393,000 10,958,585
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
5,971,000 4,897,769
3.13% 04/15/31
3
15,729,000 12,434,547
8.00% 04/20/33
3
1,670,000 1,731,590
Costa Rica Government International Bond,
Series REGS
(Costa Rica)
6.55% 04/03/34
3
5,000,000 5,123,450
Dominican Republic International Bond
(Dominican Republic)
4.50% 01/30/30
1,3
25,047,000 22,887,949
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.88% 09/23/32
3
8,500,000 7,624,925
Finance Department Government of Sharjah
(United Arab Emirates)
6.50% 11/23/32
1,3
6,705,000 6,934,177
Guatemala Government Bond,
Series REGS
(Guatemala)
5.25% 08/10/29
3
19,100,000 18,385,660
6.60% 06/13/36
3
7,300,000 7,375,005
Hungary Government International Bond
(Hungary)
2.13% 09/22/31
1,3
13,773,000 10,928,875
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
17,589,000 14,475,096
3.50% 02/12/34
3
14,767,000 12,049,872
4.75% 04/27/32
3
2,350,000 2,174,648
6.35% 02/09/35
3
11,940,000 12,032,177
Oman Government International Bond,
Series REGS
(Oman)
5.63% 01/17/28
3
10,500,000 10,500,000
Panama Government International Bond
(Panama)
2.25% 09/29/32
3
6,782,000 4,887,245
3.16% 01/23/30

18,249,000 15,424,602

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 18
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
6.40% 02/14/35
3
$ 3,000,000 $ 2,849,645
Paraguay Government International Bond,
Series REGS
(Papua New Guinea)
4.95% 04/28/31
3
14,150,000 13,555,275
Republic of South Africa Government International Bond
(South Africa)
4.30% 10/12/28
3
1,556,000 1,431,520
4.85% 09/30/29
3
9,814,000 9,004,345
5.88% 06/22/30
3
5,535,000 5,268,462
5.88% 04/20/32
3
10,600,000 9,837,966
Romanian Government International Bond
(Romania)
6.63% 02/17/28
1,3
2,840,000 2,902,594
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
26,000,000 21,580,260
Total Foreign Government Obligations
(Cost $287,552,277) 266,672,039
MORTGAGE-BACKED — 54 .54% **
Non-Agency Commercial Mortgage-Backed — 4 .46%
1301 Properties Owner LP
2.08% 09/07/25
4,5
47,327,027 47,019,401
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.23% 08/10/38
1,6
122,930,000 113,909,237
BGME Trust,
Series 2021-VR, Class A
3.09% 01/10/43
1,6
20,000,000 15,484,487
BGME Trust,
Series 2021-VR, Class B
3.09% 01/10/43
1,6
32,137,000 24,126,553
Blackstone Industrial Portfolio - Proj Foxtrot
2.23% 04/09/25
4,5,6
77,281,109 75,588,653
BMO Mortgage Trust,
Series 2022-C2, Class A5
4.97% 07/15/54
6
21,624,000 21,080,543
BX Commercial Mortgage Trust,
Series 2020-VIV4, Class A
2.84% 03/09/44
1
180,165,000 156,071,468
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class A
(CME Term SOFR 1-Month plus 2.11%)
7.44% 06/15/27
1,2
132,924,000 133,053,374
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class B
(CME Term SOFR 1-Month plus 3.14%)
8.47% 06/15/27
1,2
90,170,000 90,541,013
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
42,270,000 37,643,641
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
BXHPP Trust,
Series 2021-FILM, Class A
(CME Term SOFR 1-Month plus 0.76%)
6.09% 08/15/36
1,2
$ 57,000,000 $ 54,797,863
BXHPP Trust,
Series 2021-FILM, Class B
(CME Term SOFR 1-Month plus 1.01%)
6.34% 08/15/36
1,2
16,602,000 15,816,642
BXHPP Trust,
Series 2021-FILM, Class C
(CME Term SOFR 1-Month plus 1.21%)
6.54% 08/15/36
1,2
15,057,000 14,201,181
BXHPP Trust,
Series 2021-FILM, Class D
(CME Term SOFR 1-Month plus 1.61%)
6.94% 08/15/36
1,2
11,500,000 10,662,516
CALI Mortgage Trust,
Series 2019-101C, Class XA (IO)
0.44% 03/10/39
1,6
272,551,000 3,567,461
Capital Funding Mortgage Trust,
Series 2021-M01, Class A
(CME Term SOFR 1-Month plus 2.25%)
7.58% 12/19/24
1,2
90,174,649 84,128,010
CENT Trust,
Series 2023-CITY, Class A
(CME Term SOFR 1-Month plus 2.62%)
7.95% 09/15/38
1,2
88,590,000 89,058,545
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
27,645,000 23,730,368
Citigroup Commercial Mortgage Trust,
Series 2020-555, Class A
2.65% 12/10/41
1
5,000,000 4,254,728
Citigroup Commercial Mortgage Trust,
Series 2022-GC48, Class A5
4.74% 05/15/54
6
26,458,000 25,390,119
Commercial Mortgage Pass-Through Certificates,
Series 2023-BRND, Class A
7.12% 07/10/40
1,6
46,000,000 46,830,006
Credit Suisse Mortgage Capital Trust,
Series 2022-MDR, Class A
(CME Term SOFR 1-Month plus 4.81%)
10.14% 08/15/25
1,2
85,000,000 84,776,369
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
31,135,000 26,356,226
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A
3.14% 12/10/36
1
20,000,000 19,690,503
Frost CMBS DAC,
Series 2021-1X, Class EUA
(Ireland)
(3-Month Euribor plus 1.15%)
4.98% 11/20/33
2,3
2,984,279 3,138,489

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
19 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
$ 84,915,000 $ 75,429,456
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
3.04% 12/10/41
1,6
81,025,000 70,381,781
Last Mile Logistics Pan Euro Finance DAC,
Series 1X, Class A
(Ireland)
(3-Month Euribor plus 0.75%)
4.57% 08/17/33
2,3
5,917,625 6,305,600
Last Mile Securities PE 2021 DAC,
Series 2021-1X, Class A1
(Ireland)
(3-Month Euribor plus 0.90%)
4.72% 08/17/31
2,3
5,361,896 5,732,583
LoanCore Issuer Ltd.,
Series 2021-CRE5, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.41%)
6.74% 07/15/36
1,2,3
20,807,074 20,738,667
MDR CRE MTGE
10.22% 08/15/25
1,2,4,5
25,500,000 25,211,850
MF1 Ltd.,
Series 2022-FL8, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.35%)
6.69% 02/19/37
1,2,3
24,216,585 24,117,655
MKT Mortgage Trust,
Series 2020-525M, Class A
2.69% 02/12/40
1
8,500,000 6,872,199
NRTH Mortgage Trust,
Series 2024-PARK, Class A
(CME Term SOFR 1-Month plus 1.64%)
6.97% 03/15/41
1,2
21,267,000 21,250,510
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
147,667,000 125,495,661
Project Colt (Acquired 03/08/2022, cost $100,000,000)
7.05% 03/10/27
4,5,6
100,000,000 99,310,000
Queens Center Mortgage Trust,
Series 2013-QCA, Class A
3.28% 01/11/37
1
9,170,000 8,817,811
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A1
3.87% 01/05/43
1,6
56,465,000 48,638,279
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,6
8,710,000 7,321,743
SHOW 2022-BIZ A
Series 2022-BIZ, Class A
(CME Term SOFR 1-Month plus 2.98%)
8.31% 01/15/27
1,2
68,000,000 60,534,708
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
SREIT Trust,
Series 2021-PALM, Class G
(CME Term SOFR 1-Month plus 3.73%)
9.06% 10/15/34
1,2
$ 40,000,000 $ 39,222,964
Taurus UK DAC,
Series 2021-UK1A, Class A
(Ireland)
(SONIA plus 0.85%)
6.08% 05/17/31
1,2,3
4,765,002 5,993,056
Taurus UK DAC,
Series 2021-UK1X, Class C
(Ireland)
(SONIA plus 1.65%)
6.88% 05/17/31
2,3
975,833 1,223,221
Taurus UK DAC,
Series 2021-UK1X, Class D
(Ireland)
(SONIA plus 2.60%)
7.83% 05/17/31
2,3
5,618,732 7,050,013
Taurus UK DAC,
Series 2021-UK1X, Class E
(Ireland)
(SONIA plus 3.65%)
8.88% 05/17/31
2,3
5,761,682 7,167,060
Taurus UK DAC,
Series 2021-UK4X, Class D
(Ireland)
(SONIA plus 2.10%)
7.33% 08/17/31
2,3
2,795,554 3,546,969
Taurus UK DAC,
Series 2021-UK5, Class B
(Ireland)
(SONIA plus 1.65%)
6.88% 05/17/31
2,3
3,094,000 3,894,589
Westfield Galleria at Roseville
8.58% 03/29/25
4,5
141,900,000 141,687,150
2,036,860,921
Non-Agency Mortgage-Backed — 10 .37%
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 08/25/24)
7.40% 06/25/32 16,066 15,717
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN1, Class A1
(CME Term SOFR 1-Month plus 0.75%)
6.10% 05/25/34
2
119,285 109,979
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(CME Term SOFR 1-Month plus 0.41%)
5.76% 06/25/36
2
2,278,166 1,636,859
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP2, Class A1
(CME Term SOFR 1-Month plus 0.49%)
5.84% 06/25/37
2
24,409,973 17,293,150

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 20
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Adjustable Rate Mortgage Trust,
Series 2005-10, Class 6A1
(CME Term SOFR 1-Month plus 0.65%)
6.00% 01/25/36
2
$ 130,235 $ 117,663
Adjustable Rate Mortgage Trust,
Series 2007-3, Class 2A1
6.27% 11/25/37
1,6
24,852,644 16,079,591
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 07/25/24)
2.86% 07/25/59
1
89,437 84,414
Alternative Loan Trust,
Series 2004-30CB, Class 1A6
5.50% 02/25/35 22,675,087 21,362,025
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50% 11/25/31 1,854 1,799
Alternative Loan Trust,
Series 2005-76, Class 2A1
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
6.15% 02/25/36
2
29,066,012 25,730,959
Alternative Loan Trust,
Series 2005-84, Class 1A1
4.85% 02/25/36
6
24,337 22,510
Alternative Loan Trust,
Series 2006-HY13, Class 4A1
4.77% 02/25/37
6
659,172 558,787
Alternative Loan Trust,
Series 2007-J1, Class 2A1
(CME Term SOFR 1-Month plus 0.31%)
5.66% 03/25/37
2
529,574 128,234
American Home Mortgage Assets Trust,
Series 2006-3, Class 2A12
(Federal Reserve US 12-Month Cumulative Average plus
1.15%)
6.30% 10/25/46
2
29,536,778 20,236,480
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
5.85% 02/25/47
2
43,408,243 16,505,754
American Home Mortgage Assets Trust,
Series 2007-2, Class A1
(CME Term SOFR 1-Month plus 0.24%)
5.58% 03/25/47
2
22,402,063 20,699,813
American Home Mortgage Investment Trust,
Series 2004-3, Class 2A
(TSFR6M plus 1.93%)
4.70% 10/25/34
2
2,723,200 2,653,707
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(CME Term SOFR 1-Month plus 0.85%)
6.19% 10/25/35
2
58,517 57,146
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W3, Class M1
(CME Term SOFR 1-Month plus 0.77%)
6.12% 11/25/35
2
$ 9,994,143 $ 9,619,467
Asset-Backed Funding Certificates,
Series 2006-OPT3, Class A3B
(CME Term SOFR 1-Month plus 0.43%)
5.78% 11/25/36
2
38,894,526 15,514,404
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2A
(CME Term SOFR 1-Month plus 0.86%)
6.21% 06/25/37
2
20,021,852 15,862,132
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(CME Term SOFR 1-Month plus 1.11%)
6.46% 06/25/37
2
14,626,664 11,673,712
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE6, Class A5
(CME Term SOFR 1-Month plus 0.57%)
5.92% 11/25/36
2
11,743,037 11,251,204
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 9,985 9,813
Banc of America Funding Trust,
Series 2006-D, Class 3A1
5.20% 05/20/36
6
2,321,128 2,149,673
Banc of America Funding Trust,
Series 2006-E, Class 2A1
6.28% 06/20/36
6
27,728 24,278
Banc of America Funding Trust,
Series 2006-H, Class 3A1
4.50% 09/20/46
6
502,943 398,129
Banc of America Mortgage Trust,
Series 2004-F, Class 1A1
6.65% 07/25/34
6
12,668 11,843
Banc of America Mortgage Trust,
Series 2005-C, Class 2A2
5.86% 04/25/35
6
74,305 75,467
Banc of America Mortgage Trust,
Series 2007-1, Class 1A24
6.00% 03/25/37 320,515 258,584
Banc of America Mortgage Trust,
Series 2007-3, Class 1A1
6.00% 09/25/37 138,413 109,003
BCAP LLC Trust,
Series 2007-AA2, Class 2A5
6.00% 04/25/37 205,063 89,926
BCAP LLC Trust,
Series 2007-AA5, Class A1
(CME Term SOFR 1-Month plus 1.41%)
6.76% 09/25/47
2
11,548,946 10,018,136
Bear Stearns ALT-A Trust,
Series 2005-4, Class 22A2
4.70% 05/25/35
6
7,129 6,441

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
21 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ALT-A Trust,
Series 2006-4, Class 32A1
4.53% 07/25/36
6
$ 1,228,493 $ 588,338
Bear Stearns ARM Trust,
Series 2004-1, Class 13A2
4.92% 04/25/34
6
3,886 3,654
Bear Stearns ARM Trust,
Series 2004-10, Class 14A1
4.81% 01/25/35
6
1,599,486 1,503,157
Bear Stearns ARM Trust,
Series 2006-4, Class 2A1
4.37% 10/25/36
6
164,894 141,870
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC5, Class 2A3
(CME Term SOFR 1-Month plus 0.36%)
5.71% 08/25/20
2
893,303 528,988
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00% 03/25/36 55,663 54,938
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE9, Class 3A
(CME Term SOFR 1-Month plus 0.39%)
5.74% 11/25/36
2
2,308,817 2,252,283
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-AC1, Class A3 (STEP-reset date 08/25/24)
6.55% 02/25/37 24,071,408 20,935,775
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A1 (STEP-reset date 08/25/24)
5.50% 01/25/34 406,760 333,730
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A2 (STEP-reset date 08/25/24)
5.75% 01/25/34 366,722 300,811
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
(CME Term SOFR 1-Month plus 0.47%)
5.82% 10/25/36
2
855,646 752,437
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5, Class 1A1
(CME Term SOFR 1-Month plus 0.27%)
5.62% 12/25/46
2
12,097,165 10,430,738
Bear Stearns Mortgage Funding Trust,
Series 2007-AR5, Class 1A1A
(CME Term SOFR 1-Month plus 0.45%)
5.80% 06/25/47
2
1,962,013 1,641,479
Carrington Mortgage Loan Trust,
Series 2006-NC3, Class A4
(CME Term SOFR 1-Month plus 0.35%)
5.70% 08/25/36
2
46,429,000 35,423,065
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.64%)
5.98% 02/25/36
2
21,272 21,015
Carrington Mortgage Loan Trust,
Series 2007-RFC1, Class A4
(CME Term SOFR 1-Month plus 0.33%)
5.68% 10/25/36
2
22,415,000 19,241,630
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chase Funding Trust,
Series 2003-5, Class 2A2
(CME Term SOFR 1-Month plus 0.71%)
6.06% 07/25/33
2
$ 3,059 $ 2,923
Chase Funding Trust,
Series 2004-2, Class 2A2
(CME Term SOFR 1-Month plus 0.61%)
5.96% 02/26/35
2
3,244 3,146
Chase Mortgage Finance Trust,
Series 2006-A1, Class 1A2
4.33% 09/25/36
6
311,735 274,486
Chase Mortgage Finance Trust,
Series 2006-S3, Class 2A1
5.50% 11/25/21 1,301,032 399,678
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
5.78% 06/25/35
6
580,966 564,949
ChaseFlex Trust,
Series 2005-2, Class 4A2
5.50% 06/25/36 290,121 112,918
ChaseFlex Trust,
Series 2006-2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
4.64% 09/25/36
2
3,809,995 3,089,709
CIM Trust,
Series 2019-R1, Class A
3.25% 10/25/58
1,6
37,132,031 32,895,716
CIM Trust,
Series 2019-R3, Class A
2.63% 06/25/58
1,6
76,467,024 68,956,315
CIM Trust,
Series 2019-R4, Class A1
3.00% 10/25/59
1,6
78,466,062 71,560,955
CIM Trust,
Series 2020-R1, Class A1
2.85% 10/27/59
1,6
120,373,002 104,801,924
CIM Trust,
Series 2020-R3, Class A1A
4.00% 01/26/60
1,6
93,749,080 87,703,277
CIM Trust,
Series 2020-R6, Class A1
2.25% 12/25/60
1,6
71,650,675 61,342,013
CIM Trust,
Series 2020-R6, Class A1A
2.25% 12/25/60
1,6
44,097,179 38,493,570
CIM Trust,
Series 2020-R7, Class A1A
2.25% 12/27/61
1,6
180,891,835 158,039,517
CIM Trust,
Series 2021-R1, Class A2
2.40% 08/25/56
1,6
65,794,002 57,701,445
CIM Trust,
Series 2021-R2, Class A2
2.50% 01/25/57
1,6
59,221,751 53,017,686

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 22
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,6
$ 181,805,269 $ 161,112,066
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
1,6
163,292,938 143,386,925
CIM Trust,
Series 2021-R5, Class A1
2.00% 08/25/61
1,6
37,541,459 30,675,415
CIM Trust,
Series 2021-R5, Class A1A
2.00% 08/25/61
1,6
150,191,935 124,937,327
CIM Trust,
Series 2022-I1, Class A1
4.35% 02/25/67
1,6
35,112,812 34,170,851
CIM Trust,
Series 2022-NR1, Class A1 (STEP-reset date 08/25/24)
5.00% 07/25/62
1
79,613,219 77,677,862
CIM Trust,
Series 2023-R1, Class A1A
5.40% 04/25/62
1,6
267,046,842 251,850,755
CIM Trust,
Series 2023-R3, Class A1
4.50% 01/25/63
1,6
37,499,234 34,184,684
CIM Trust,
Series 2023-R3, Class A1A
4.50% 01/25/63
1,6
212,503,639 195,629,936
Citicorp Mortgage Securities, Inc.,
Series 2005-1, Class 1A12
5.00% 02/25/35 69,484 64,837
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A5 (STEP-reset date 08/25/24)
4.78% 03/25/37 95,634 94,555
Citigroup Mortgage Loan Trust,
Series 2005-9, Class 1A1
(CME Term SOFR 1-Month plus 0.37%)
5.72% 11/25/35
2
88,980 72,238
Citigroup Mortgage Loan Trust,
Series 2006-AR2, Class 1A1
5.44% 03/25/36
6
6,127,154 4,613,268
Citigroup Mortgage Loan Trust,
Series 2006-WF2, Class A1 (STEP-reset date 08/25/24)
7.25% 05/25/36 28,184,033 14,525,811
Citigroup Mortgage Loan Trust,
Series 2007-6, Class 1A4A
4.46% 03/25/37
6
116,170 106,124
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A1A
5.21% 04/25/37
6
46,152 39,938
Citigroup Mortgage Loan Trust,
Series 2014-5, Class 2A2
(LIBOR USD 1-Month plus 1.75%)
4.94% 02/20/36
1,2
5,096,789 4,286,936
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-5, Class 3A2A
5.16% 10/25/35
6
304,335 263,439
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Asset-Backed Certificates Trust,
Series 2005-13, Class AF4
5.81% 04/25/36
6
$ 110,301 $ 102,758
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A2
(CME Term SOFR 1-Month plus 0.91%)
6.26% 10/25/47
2
6,228,274 5,696,474
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2001-HYB1, Class 1A1
6.17% 06/19/31
6
5,052 4,901
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J8, Class 1A4
5.25% 09/25/23 20,352 19,230
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
5.36% 08/25/34
6
534,772 476,581
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 1A1
(CME Term SOFR 1-Month plus 0.77%)
6.12% 02/25/35
2
59,191 55,453
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-7, Class 2A1
5.59% 06/25/34
6
40,447 36,658
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB3, Class 1A
6.84% 06/20/34
6
8,153 7,773
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB4, Class 2A1
5.38% 09/20/34
6
381,770 360,024
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-11, Class 1A2
4.49% 04/25/35
6
442,334 378,176
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(CME Term SOFR 1-Month plus 0.71%)
6.06% 05/25/35
2
1,973,567 1,648,776
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5, Class 1A1
4.75% 09/25/47
6
466,947 348,043
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HYB1, Class 1A1
3.73% 03/25/37
6
890,391 684,219
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A4
5.68% 08/25/33
6
5,076 4,832
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-6, Class 8A1
4.50% 07/25/20 2,648 2,344
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-1, Class 2A1
6.50% 02/25/34 6,519 6,452
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 6A1
6.34% 06/25/34
6
40,094 38,743

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
23 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2021-RP11, Class CERT
3.78% 10/27/61
1
$ 9,010,154 $ 7,037,280
Credit Suisse Mortgage Capital Certificates,
Series 2022-RPL1, Class CERT
4.23% 04/25/61
1
9,100,639 7,699,206
Credit Suisse Mortgage Capital Trust,
Series 2006-2, Class 5A1
(CME Term SOFR 1-Month plus 0.81%)
6.00% 03/25/36
2
2,999,198 991,881
Credit Suisse Mortgage Capital Trust,
Series 2015-6R, Class 2A1
(CME Term SOFR 1-Month plus 0.31%)
8.06% 11/27/46
1,2
889,743 886,214
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM6, Class A1
1.17% 07/25/66
1,6
6,316,435 5,167,186
Credit Suisse Mortgage Capital Trust,
Series 2021-RP11, Class PT
3.75% 10/25/61
1,6
214,491,531 170,773,416
Credit Suisse Mortgage Capital Trust,
Series 2021-RP11, Class SA (IO)
0.00% 10/25/61
1,4,5,6
178,870 173,141
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class PT
4.65% 04/25/61
1,6
218,563,971 187,728,441
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class SA (IO)
0.00% 04/25/61
1,4,5,6
462,817 449,314
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 08/25/24)
3.95% 01/25/33 3,807 3,580
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB7, Class A1
(CME Term SOFR 1-Month plus 0.39%)
5.74% 10/25/36
2
32,542,677 22,562,410
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB8, Class A1
(CME Term SOFR 1-Month plus 0.39%)
5.74% 10/25/36
2
8,308,568 7,319,921
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A3
(CME Term SOFR 1-Month plus 0.41%)
5.76% 11/25/36
2
22,021,569 9,508,839
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF4 (STEP-reset date 08/25/24)
3.18% 01/25/37 5,907,652 1,583,448
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF5 (STEP-reset date 08/25/24)
3.18% 01/25/37 11,101,884 2,977,867
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A2
(CME Term SOFR 1-Month plus 0.28%)
3.38% 04/25/37
2
19,224,972 11,940,609
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 08/25/24)
3.55% 02/25/37 $ 22,414,291 $ 12,685,067
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2D (STEP-reset date 08/25/24)
3.55% 02/25/37 16,410,598 9,298,519
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2E (STEP-reset date 08/25/24)
3.55% 02/25/37 2,984,242 1,689,359
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6B (STEP-reset date 08/25/24)
6.28% 12/25/36 5,268,016 229,935
Deephaven Residential Mortgage Trust,
Series 2021-4, Class A1
1.93% 11/25/66
1,6
21,227,862 18,167,649
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR3, Class A1
(CME Term SOFR 1-Month plus 0.49%)
5.84% 08/25/36
2
1,731,799 1,603,195
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR4, Class A1
(CME Term SOFR 1-Month plus 0.37%)
5.72% 12/25/36
2
1,357,388 457,572
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR4, Class A2
(CME Term SOFR 1-Month plus 0.49%)
5.84% 12/25/36
2
24,914,651 8,064,997
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR6, Class A6
(CME Term SOFR 1-Month plus 0.49%)
5.84% 02/25/37
2
313,272 260,262
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-3, Class 1A1
(CME Term SOFR 1-Month plus 1.81%)
7.14% 10/25/47
2
17,159,926 12,492,147
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-AR3, Class 2A4
(CME Term SOFR 1-Month plus 0.81%)
6.16% 06/25/37
2
15,412,887 12,790,221
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-OA3, Class A1
(CME Term SOFR 1-Month plus 0.25%)
5.60% 07/25/47
2
26,278,294 23,795,946
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2005-6, Class 1A7
5.50% 12/25/35 223,643 170,480
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2006-AR1, Class 2A1
3.91% 02/25/36
6
479,029 320,878
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(CME Term SOFR 1-Month plus 0.83%)
6.17% 01/19/45
2
994,191 779,309

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 24
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
DSLA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1A
(CME Term SOFR 1-Month plus 0.61%)
5.95% 02/19/45
2
$ 55,838 $ 54,033
DSLA Mortgage Loan Trust,
Series 2005-AR3, Class 2A1A
(CME Term SOFR 1-Month plus 0.59%)
5.93% 07/19/45
2
58,057 53,434
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(CME Term SOFR 1-Month plus 0.31%)
5.65% 10/19/36
2
12,968,829 7,491,391
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(CME Term SOFR 1-Month plus 0.25%)
5.59% 03/19/37
2
5,144,161 4,313,475
Equity One Mortgage Pass-Through Trust,
Series 2002-4, Class M1
5.22% 02/25/33
6
4,055 3,993
Equity One Mortgage Pass-Through Trust,
Series 2002-5, Class M1 (STEP-reset date 08/25/24)
5.80% 11/25/32 26,929 26,573
Fannie Mae Connecticut Avenue Securities,
Series 2019-R07, Class 1B1
(SOFR30A plus 3.51%)
8.85% 10/25/39
1,2
11,549,768 12,005,090
Fannie Mae Connecticut Avenue Securities,
Series 2021-R01, Class 1B1
(SOFR30A plus 3.10%)
8.44% 10/25/41
1,2
5,660,000 5,833,039
Fannie Mae Connecticut Avenue Securities,
Series 2022-R01, Class 1M2
(SOFR30A plus 1.90%)
7.24% 12/25/41
1,2
28,907,099 29,279,755
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
5.78% 10/25/36
2
8,917,716 5,778,382
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D
(CME Term SOFR 1-Month plus 0.59%)
5.94% 10/25/36
2
562,330 364,782
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(CME Term SOFR 1-Month plus 0.33%)
5.68% 12/25/37
2
4,523,165 4,016,610
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
5.78% 12/25/37
2
12,439,109 11,049,826
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(CME Term SOFR 1-Month plus 0.53%)
5.88% 12/25/37
2
9,015,461 8,009,394
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 1A
(CME Term SOFR 1-Month plus 0.41%)
5.76% 04/25/36
2
$ 3,117,761 $ 3,117,978
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2C
(CME Term SOFR 1-Month plus 0.39%)
5.74% 01/25/38
2
49,157,972 25,154,193
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A1
(CME Term SOFR 1-Month plus 0.39%)
5.74% 03/25/37
2
44,458,167 22,632,846
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
5.66% 03/25/37
2
19,726,473 9,377,853
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C
(CME Term SOFR 1-Month plus 0.41%)
5.76% 03/25/37
2
11,308,872 5,389,825
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(CME Term SOFR 1-Month plus 0.55%)
5.90% 03/25/37
2
33,452,941 15,984,976
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA2, Class 1A1
6.46% 08/25/34
6
2,404,578 2,350,656
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.82% 09/25/34
6
5,627 5,525
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA4, Class A1
5.98% 10/25/34
6
347,860 337,876
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
5.88% 12/25/35
6
5,993,802 4,840,734
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
5.63% 02/25/36
6
6,139,982 3,895,989
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA4, Class 2A1
5.70% 06/25/35
6
6,281,062 5,660,677
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
6.07% 09/25/35
6
4,777,167 4,113,850
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
5.84% 10/25/35
6
7,143,788 4,359,817
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
6.03% 11/25/35
6
6,313,418 5,363,835
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR6, Class 2A1
4.72% 12/25/34
6
67,303 62,501

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
25 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Mortgage Pass-Through Trust,
Series 2006-AR4, Class 1A2
5.14% 01/25/37
6
$ 41,176 $ 21,836
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR3, Class 1A1
4.84% 11/25/37
6
67,930 28,446
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA2, Class M1B
(SOFR30A plus 2.40%)
7.74% 02/25/42
1,2
18,930,000 19,436,503
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA3, Class M1B
(SOFR30A plus 2.90%)
8.24% 04/25/42
1,2
7,000,000 7,290,427
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(CME Term SOFR 1-Month plus 0.55%)
4.38% 06/25/30
2
7,560 6,856
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR6, Class 3A1
4.26% 11/19/35
6
168,971 140,099
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR2, Class 1A1
0.00% 05/19/36
6
1,545,140 899,893
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class G41B
(CME Term SOFR 1-Month plus 0.31%)
5.66% 10/25/45
2
10,203,844 9,705,480
GreenPoint Mortgage Funding Trust,
Series 2006-OH1, Class A1
(CME Term SOFR 1-Month plus 0.47%)
5.82% 01/25/37
2
8,934,334 7,748,901
GS Mortgage-Backed Securities Corp. Trust,
Series 2022-PJ2, Class A4
2.50% 06/25/52
1,6
27,171,225 21,688,156
GS Mortgage-Backed Securities Corp. Trust,
Series 2022-PJ4, Class A4
2.50% 09/25/52
1,6
63,549,760 50,725,615
GS Mortgage-Backed Securities Trust,
Series 2018-RPL1, Class A1A
3.75% 10/25/57
1
15,278,034 14,701,655
GS Mortgage-Backed Securities Trust,
Series 2021-PJ9, Class A2
2.50% 02/26/52
1,6
8,121,125 6,464,051
GS Mortgage-Backed Securities Trust,
Series 2022-PJ5, Class A4
2.50% 10/25/52
1,6
72,300,125 57,710,184
GS Mortgage-Backed Securities Trust,
Series 2022-PJ6, Class A3
2.50% 01/25/53
1,6
93,386,478 74,541,376
GS Mortgage-Backed Securities Trust,
Series 2023-PJ1, Class A3
3.00% 02/25/53
1,6
93,205,779 77,229,991
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSAA Home Equity Trust,
Series 2005-11, Class 2A2
(CME Term SOFR 1-Month plus 0.75%)
6.10% 10/25/35
2
$ 53,712 $ 53,719
GSAA Home Equity Trust,
Series 2005-11, Class 3A2
(CME Term SOFR 1-Month plus 0.75%)
6.10% 10/25/35
2
7,054 7,425
GSAA Home Equity Trust,
Series 2005-6, Class M1
(CME Term SOFR 1-Month plus 0.76%)
6.10% 06/25/35
2
15,076 15,006
GSAMP Trust,
Series 2005-AHL2, Class A2D
(CME Term SOFR 1-Month plus 0.81%)
6.16% 12/25/35
2
15,554,228 14,568,362
GSAMP Trust,
Series 2007-HE2, Class A1
(CME Term SOFR 1-Month plus 0.35%)
5.69% 03/25/47
2
63,219,219 51,235,036
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1B
(CME Term SOFR 1-Month plus 0.39%)
5.74% 01/26/37
1,2
13,195,930 11,866,997
GSR Mortgage Loan Trust,
Series 2004-9, Class 3A1
5.97% 08/25/34
6
1,512 1,410
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
5.68% 08/25/34
6
22,306 22,187
GSR Mortgage Loan Trust,
Series 2005-AR5, Class 2A3
4.93% 10/25/35
6
1,730,617 938,084
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 4A5
5.55% 09/25/35
6
35,194 33,333
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 2A1
5.08% 05/25/37
6
1,158,528 628,301
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
6.00% 04/19/34
6
3,070 2,946
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A2A
(CME Term SOFR 1-Month plus 0.79%)
6.13% 01/19/35
2
141,200 131,482
HarborView Mortgage Loan Trust,
Series 2004-3, Class 1A
5.63% 05/19/34
6
27,835 25,828
HarborView Mortgage Loan Trust,
Series 2004-5, Class 2A6
5.42% 06/19/34
6
1,053 978
HarborView Mortgage Loan Trust,
Series 2005-3, Class 2A1A
(CME Term SOFR 1-Month plus 0.59%)
5.93% 06/19/35
2
135,476 127,775

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 26
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2006-1, Class 2A1A
(CME Term SOFR 1-Month plus 0.59%)
5.93% 03/19/36
2
$ 9,422,076 $ 8,567,918
HarborView Mortgage Loan Trust,
Series 2006-10, Class 1A1A
(CME Term SOFR 1-Month plus 0.51%)
5.83% 11/19/36
2
47,171,585 37,099,499
HarborView Mortgage Loan Trust,
Series 2006-4, Class 1A1A
(CME Term SOFR 1-Month plus 0.47%)
5.81% 05/19/46
2
28,807,274 14,773,590
HarborView Mortgage Loan Trust,
Series 2006-5, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.91%)
6.06% 07/19/47
2
33,187,558 12,120,096
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(CME Term SOFR 1-Month plus 0.53%)
5.87% 09/19/46
2
48,190,231 40,557,920
HarborView Mortgage Loan Trust,
Series 2007-7, Class 1A1
(CME Term SOFR 1-Month plus 2.11%)
7.46% 10/25/37
2
15,209,094 12,137,654
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(CME Term SOFR 1-Month plus 2.11%)
7.46% 10/25/37
2
11,511,185 10,688,726
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(CME Term SOFR 1-Month plus 0.39%)
5.74% 10/25/36
2
50,842,187 15,914,047
Impac CMB Trust,
Series 2004-8, Class 2A1
(CME Term SOFR 1-Month plus 0.81%)
6.16% 10/25/34
2
38,595 37,898
Impac CMB Trust,
Series 2005-1, Class 1A1
(CME Term SOFR 1-Month plus 0.63%)
5.98% 04/25/35
2
1,383,592 1,307,772
Impac Secured Assets Trust,
Series 2006-3, Class A1
(CME Term SOFR 1-Month plus 0.45%)
5.80% 11/25/36
2
3,415,324 3,060,613
Impac Secured Assets Trust,
Series 2006-5, Class 1A1C
(CME Term SOFR 1-Month plus 0.65%)
6.00% 02/25/37
2
6,035,949 5,346,385
Impac Secured Assets Trust,
Series 2007-2, Class 1A1B
(CME Term SOFR 1-Month plus 0.61%)
5.96% 05/25/37
2
27,617,664 22,524,155
IndyMac Index Mortgage Loan Trust,
Series 2004-AR4, Class 1A
4.85% 08/25/34
6
560,054 516,240
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(CME Term SOFR 1-Month plus 0.97%)
6.32% 09/25/34
2
$ 32,726 $ 27,665
IndyMac Index Mortgage Loan Trust,
Series 2005-AR1, Class 4A1
4.49% 03/25/35
6
31,550 31,218
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.70% 10/25/35
6
16,902,324 13,213,833
IndyMac Index Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
(CME Term SOFR 1-Month plus 0.59%)
5.94% 04/25/35
2
321,161 246,352
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1A2
3.95% 08/25/36
6
10,047,952 6,293,676
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 2A2
(CME Term SOFR 1-Month plus 0.51%)
5.86% 10/25/36
2
10,669,066 9,330,359
IndyMac Index Mortgage Loan Trust,
Series 2006-AR35, Class 2A3A
(CME Term SOFR 1-Month plus 0.51%)
5.86% 01/25/37
2
24,897,169 21,968,388
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 1A1
3.87% 05/25/36
6
2,519,476 2,066,872
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 2A1
3.93% 05/25/36
6
17,195,773 11,444,463
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 1A2
4.01% 03/25/37
6
281,491 209,431
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.23% 06/25/37
6
2,256,208 1,842,493
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
3.41% 11/25/37
6
1,409,049 1,134,301
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 13,566 13,575
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 5A1
4.41% 05/25/36
6
3,829,160 2,230,093
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A3A (STEP-reset date 08/25/24)
6.33% 07/25/36 27,383,488 7,279,626
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A6 (STEP-reset date 08/25/24)
6.50% 07/25/36 3,818,561 1,054,443

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
27 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF1
(CME Term SOFR 1-Month plus 0.21%)
4.64% 03/25/47
2
$ 98,321 $ 64,117
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF2 (STEP-reset date 08/25/24)
4.33% 03/25/47 6,431,978 4,120,883
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF3 (STEP-reset date 08/25/24)
4.33% 05/25/35 5,413,294 3,468,226
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF4 (STEP-reset date 08/25/24)
4.33% 03/25/47 2,460,588 1,576,466
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(CME Term SOFR 1-Month plus 0.39%)
5.74% 03/25/47
2
240,000 216,621
JPMorgan Mortgage Trust,
Series 2003-A2, Class 2A3
5.85% 11/25/33
6
39,351 37,793
JPMorgan Mortgage Trust,
Series 2004-A4, Class 1A3
7.06% 09/25/34
6
84,167 77,919
JPMorgan Mortgage Trust,
Series 2005-A5, Class TA1
6.40% 08/25/35
6
38,649 35,631
JPMorgan Mortgage Trust,
Series 2005-S2, Class 4A3
5.50% 09/25/20 1,603,731 1,040,496
JPMorgan Mortgage Trust,
Series 2006-A2, Class 5A3
6.08% 11/25/33
6
878 863
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
4.94% 05/25/36
6
426,474 352,564
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A3
4.52% 05/25/36
6
275,809 219,411
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A1
5.31% 06/25/36
6
238,251 171,161
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A4
5.31% 06/25/36
6
768,046 551,770
JPMorgan Mortgage Trust,
Series 2006-A5, Class 2A4
5.44% 08/25/36
6
206,592 164,732
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
5.51% 07/25/35
6
477,023 462,563
JPMorgan Mortgage Trust,
Series 2007-A3, Class 2A3
5.61% 05/25/37
6
1,048,713 840,517
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
5.03% 05/25/37
6
177,320 153,640
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust,
Series 2007-A4, Class 1A1
4.76% 06/25/37
6
$ 1,556,384 $ 1,182,143
JPMorgan Mortgage Trust,
Series 2007-A4, Class 2A3
5.09% 06/25/37
6
211,119 160,240
JPMorgan Mortgage Trust,
Series 2021-13, Class A3A
2.00% 04/25/52
1,6
45,088,881 34,305,614
JPMorgan Mortgage Trust,
Series 2021-14, Class A3A
2.00% 05/25/52
1,6
34,303,721 26,040,099
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A2
(CME Term SOFR 1-Month plus 0.31%)
5.66% 06/25/37
1,2
167,752 109,719
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(CME Term SOFR 1-Month plus 0.41%)
5.76% 11/25/35
2
982,510 965,437
Lehman XS Trust,
Series 2005-7N, Class 1A1A
(CME Term SOFR 1-Month plus 0.65%)
6.00% 12/25/35
2
225,194 206,565
Lehman XS Trust,
Series 2006-12N, Class A31A
(CME Term SOFR 1-Month plus 0.51%)
5.86% 08/25/46
2
6,660,312 6,277,223
Lehman XS Trust,
Series 2006-14N, Class 3A2
(CME Term SOFR 1-Month plus 0.35%)
5.70% 08/25/36
2
22,254 22,697
Lehman XS Trust,
Series 2006-5, Class 1A1A
(CME Term SOFR 1-Month plus 0.53%)
5.88% 04/25/36
2
17,223,885 14,738,161
Lehman XS Trust,
Series 2006-8, Class 1A1A
(CME Term SOFR 1-Month plus 0.27%)
5.44% 06/25/36
2
22,025,383 18,832,051
Lehman XS Trust,
Series 2007-4N, Class 1A3
(CME Term SOFR 1-Month plus 0.59%)
5.94% 03/25/47
2
13,950,810 11,948,326
Long Beach Mortgage Loan Trust,
Series 2004-4, Class M1
(CME Term SOFR 1-Month plus 1.01%)
6.36% 10/25/34
2
44,780 42,221
Luminent Mortgage Trust,
Series 2006-5, Class A1A
(CME Term SOFR 1-Month plus 0.49%)
5.84% 07/25/36
2
25,310,983 15,473,156
Luminent Mortgage Trust,
Series 2006-6, Class A1
(CME Term SOFR 1-Month plus 0.51%)
5.86% 10/25/46
2
8,796,073 7,614,142

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 28
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
4.37% 01/25/34
6
$ 10,119 $ 9,572
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
5.81% 11/25/33
6
241,505 233,121
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
5.99% 11/21/34
6
1,378,011 1,283,067
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 2A1
5.37% 09/25/34
6
1,082,384 1,013,425
MASTR Adjustable Rate Mortgages Trust,
Series 2006-2, Class 5A1
5.23% 05/25/36
6
4,647,231 1,696,109
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1, Class I1A
(CME Term SOFR 1-Month plus 0.50%)
5.85% 01/25/47
2
79,585,128 34,007,020
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A3
(CME Term SOFR 1-Month plus 0.41%)
5.76% 11/25/36
2
12,077,371 3,749,614
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A4
(CME Term SOFR 1-Month plus 0.53%)
5.88% 11/25/36
2
3,354,825 1,021,996
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(CME Term SOFR 1-Month plus 0.32%)
5.67% 05/25/37
2
10,720,042 10,234,015
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
6.22% 10/25/32
6
6,673 6,425
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A1
(CME Term SOFR 1-Month plus 0.39%)
5.74% 04/25/37
2
123,183,271 56,002,114
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2B
(CME Term SOFR 1-Month plus 0.45%)
5.80% 04/25/37
2
24,818,167 9,998,748
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(CME Term SOFR 1-Month plus 0.61%)
5.96% 04/25/37
2
51,990,135 21,110,002
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2C
(CME Term SOFR 1-Month plus 0.59%)
5.94% 05/25/37
2
25,290,706 18,982,225
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2D
(CME Term SOFR 1-Month plus 0.75%)
6.10% 05/25/37
2
12,489,649 9,398,905
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
5.82% 06/25/37
2
$ 4,242,221 $ 4,148,608
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(CME Term SOFR 1-Month plus 0.61%)
5.96% 06/25/37
2
6,322,377 6,185,208
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A2
(CME Term SOFR 1-Month plus 0.35%)
5.70% 07/25/37
2
10,216,034 9,054,292
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A3
(CME Term SOFR 1-Month plus 0.43%)
5.78% 07/25/37
2
7,488,607 6,649,878
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
6.30% 10/25/33
6
128,572 128,046
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
5.50% 08/25/34
6
545,080 513,416
Merrill Lynch Mortgage Investors Trust,
Series 2005-A10, Class A
(CME Term SOFR 1-Month plus 0.53%)
5.88% 02/25/36
2
3,900 3,712
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2B (STEP-reset date 08/25/24)
3.94% 03/25/37 26,759,734 5,580,981
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2D (STEP-reset date 08/25/24)
3.94% 03/25/37 20,943,923 4,355,280
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.40%)
7.59% 08/25/36
2
1,463,479 1,253,589
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 3,985,128 3,927,131
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
4,985,428 4,900,602
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 72,741 71,211
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1
(CME Term SOFR 1-Month plus 0.43%)
5.78% 01/25/35
2
56,809 52,818
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
5.52% 09/25/34

235,632 226,695

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
29 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2005-2AR, Class A
(CME Term SOFR 1-Month plus 0.37%)
5.72% 04/25/35
2
$ 593,092 $ 585,166
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96% 06/25/36
6
653,411 183,948
Morgan Stanley Mortgage Loan Trust,
Series 2007-7AX, Class 2A1
(CME Term SOFR 1-Month plus 0.35%)
5.70% 04/25/37
2
4,045,880 1,072,468
Mortgage Funding PLC,
Series 2008-1, Class A3
(United Kingdom)
(SONIA plus 1.22%)
6.45% 03/13/46
2,3
9,900,000 12,468,449
MortgageIT Trust,
Series 2005-1, Class 1A1
(CME Term SOFR 1-Month plus 0.75%)
6.10% 02/25/35
2
1,320,835 1,311,343
MortgageIT Trust,
Series 2005-4, Class A1
(CME Term SOFR 1-Month plus 0.67%)
6.02% 10/25/35
2
1,342,069 1,332,720
MortgageIT Trust,
Series 2005-5, Class A1
(CME Term SOFR 1-Month plus 0.63%)
5.98% 12/25/35
2
289,215 276,883
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(CME Term SOFR 1-Month plus 0.36%)
5.71% 06/25/37
2
3,770,546 3,592,169
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(CME Term SOFR 1-Month plus 0.79%)
6.13% 03/25/35
2
55,330 56,107
NLT Trust,
Series 2021-INV3, Class PT
0.00% 11/25/56
1,6
149,858,804 137,608,686
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16% 09/15/29
6
20,571,005 3,836,599
OBX Trust,
Series 2021-J3, Class A1
2.50% 10/25/51
1,6
39,237,256 31,282,546
Onslow Bay Mortgage Loan Trust,
Series 2021-NQM4, Class A1
1.96% 10/25/61
1,6
4,664,292 3,890,037
Ownit Mortgage Loan Trust,
Series 2006-4, Class A1
(CME Term SOFR 1-Month plus 0.39%)
5.72% 05/25/37
2
4,063,561 3,952,172
Ownit Mortgage Loan Trust,
Series 2006-4, Class A2D
(CME Term SOFR 1-Month plus 0.59%)
5.92% 05/25/37
2
14,348,024 11,300,992
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A5 (STEP-reset date 08/25/24)
3.33% 01/25/36 $ 17,187,057 $ 15,253,262
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(CME Term SOFR 1-Month plus 0.42%)
5.77% 06/25/47
2
19,307,505 17,248,844
Popular ABS, Inc.,
Series 1998-1, Class A2 (STEP-reset date 08/25/24)
7.48% 11/25/29 44,560 42,033
PRET LLC,
Series 2022-RN2, Class A1 (STEP-reset date 07/25/24)
5.00% 06/25/52
1
183,543,592 180,174,649
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 07/25/24)
5.56% 06/25/27
1
27,788,588 27,546,308
PRPM LLC,
Series 2022-4, Class A1 (STEP-reset date 07/25/24)
5.00% 08/25/27
1
52,950,392 52,212,184
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
4.58% 04/25/35
6
11,350 11,267
Residential Accredit Loans Trust,
Series 2005-QO5, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
6.15% 01/25/46
2
3,354,376 2,629,347
Residential Accredit Loans Trust,
Series 2006-QA1, Class A11
5.36% 01/25/36
6
90,332 66,964
Residential Accredit Loans Trust,
Series 2006-QA1, Class A21
5.26% 01/25/36
6
7,801,278 5,522,289
Residential Accredit Loans Trust,
Series 2006-QA7, Class 2A1
(CME Term SOFR 1-Month plus 0.48%)
5.83% 08/25/36
2
12,771,402 11,510,410
Residential Accredit Loans Trust,
Series 2006-QS10, Class AV (IO)
0.56% 08/25/36
4,5,6
11,575,760 201,227
Residential Accredit Loans Trust,
Series 2006-QS12, Class 2A9
(CME Term SOFR 1-Month plus 0.49%)
5.84% 09/25/36
2
117,303 87,317
Residential Accredit Loans Trust,
Series 2006-QS2, Class 1AV (IO)
0.48% 02/25/36
4,5,6
42,869,323 548,564
Residential Accredit Loans Trust,
Series 2006-QS7, Class AV (IO)
0.73% 06/25/36
4,5,6
18,945,664 326,983
Residential Accredit Loans Trust,
Series 2006-QS8, Class AV (IO)
0.78% 08/25/36
4,5,6
47,858,192 1,071,930

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 30
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2A4
(CME Term SOFR 1-Month plus 0.66%)
6.00% 01/25/37
2
$ 8,903,263 $ 5,903,570
Residential Accredit Loans Trust,
Series 2007-QS10, Class AV (IO)
0.48% 09/25/37
4,5,6
36,713,677 653,316
Residential Accredit Loans Trust,
Series 2007-QS4, Class 3AV (IO)
0.36% 03/25/37
4,5,6
23,126,054 255,265
Residential Accredit Loans Trust,
Series 2007-QS5, Class AV (IO)
0.29% 03/25/37
4,5,6
25,188,728 300,018
Residential Accredit Loans Trust,
Series 2007-QS6, Class AV (IO)
0.33% 04/25/37
4,5,6
55,350,642 470,752
Residential Accredit Loans Trust,
Series 2007-QS7, Class 2AV (IO)
0.38% 06/25/37
4,5,6
20,958,677 216,836
Residential Accredit Loans Trust,
Series 2007-QS8, Class AV (IO)
0.43% 06/25/37
4,5,6
49,355,691 861,617
Residential Asset Mortgage Products Trust,
Series 2004-SL3, Class A4
8.50% 12/25/31 11,263 5,318
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(CME Term SOFR 1-Month plus 0.44%)
5.95% 04/25/36
2
179,859 177,676
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
5.98% 12/25/34
6
120,077 119,227
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
4.07% 12/25/34
6
9,545 8,255
Residential Asset Securitization Trust,
Series 2004-IP2, Class 3A1
6.37% 12/25/34
6
236,198 222,000
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A3
6.25% 07/25/36 1,502,852 1,135,970
Residential Funding Mortgage Securities Trust,
Series 2005-SA5, Class 1A
4.03% 11/25/35
6
1,875,242 1,085,559
Residential Funding Mortgage Securities Trust,
Series 2006-SA3, Class 3A1
5.64% 09/25/36
6
114,185 101,005
Residential Funding Mortgage Securities Trust,
Series 2006-SA4, Class 2A1
5.49% 11/25/36
6
30,898 25,382
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 2A2
5.44% 04/25/37
6
761,401 626,545
Saxon Asset Securities Trust,
Series 2001-2, Class AF6 (STEP-reset date 08/25/24)
6.81% 06/25/16 4 9
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(CME Term SOFR 1-Month plus 0.35%)
5.70% 05/25/47
2
$ 149,421 $ 104,590
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 08/25/24)
2.84% 01/25/36 5,276,281 4,245,999
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB5, Class A3
(CME Term SOFR 1-Month plus 0.39%)
5.74% 06/25/36
2
182,003 117,604
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2A
(CME Term SOFR 1-Month plus 0.33%)
5.68% 02/25/37
2
5,044,960 2,045,587
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2B
(CME Term SOFR 1-Month plus 0.65%)
6.00% 02/25/37
2
24,974,132 10,149,753
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(CME Term SOFR 1-Month plus 0.57%)
5.92% 02/25/37
2
32,972,482 13,753,080
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
(CME Term SOFR 1-Month plus 0.24%)
5.59% 05/25/37
2
10,641,045 8,011,607
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2C
(CME Term SOFR 1-Month plus 0.46%)
5.81% 05/25/37
2
8,025,384 6,041,990
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(CME Term SOFR 1-Month plus 0.41%)
5.76% 12/25/36
2
24,943,154 11,773,199
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC2, Class A2B
(CME Term SOFR 1-Month plus 0.39%)
5.74% 01/25/37
2
12,190,847 10,041,192
Sequoia Mortgage Trust,
Series 2003-2, Class A1
(CME Term SOFR 1-Month plus 0.77%)
6.11% 06/20/33
2
10,350 10,055
Sequoia Mortgage Trust,
Series 2003-8, Class A1
(CME Term SOFR 1-Month plus 0.75%)
6.09% 01/20/34
2
440 422
Sequoia Mortgage Trust,
Series 2004-3, Class A
(TSFR6M plus 0.93%)
6.23% 05/20/34
2
18,383 18,400
Sequoia Mortgage Trust,
Series 2004-4, Class A
(TSFR6M plus 0.95%)
6.25% 05/20/34
2
45,575 43,267

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
31 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
SG Mortgage Securities Trust,
Series 2007-NC1, Class A2
(CME Term SOFR 1-Month plus 0.35%)
5.70% 12/25/36
1,2
$ 11,381,100 $ 6,146,111
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(CME Term SOFR 1-Month plus 0.79%)
6.13% 06/25/35
2
3,627,966 3,541,814
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 3A3
6.42% 02/25/34
6
5,166 4,769
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
5.55% 09/25/34
6
1,443,589 1,384,955
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
5.91% 10/25/34
6
20,821 20,633
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 2A
6.34% 10/25/34
6
2,044,310 1,984,161
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
5.93% 10/25/34
6
1,105,451 1,056,526
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-17, Class A1
4.37% 11/25/34
6
20,555 17,963
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 1A2
5.30% 01/25/35
6
246,462 225,447
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
5.73% 06/25/35
6
275,426 234,212
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 7A3
4.31% 09/25/35
6
8,731,518 4,590,614
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-12, Class 1A1
(CME Term SOFR 1-Month plus 0.43%)
5.78% 01/25/37
2
12,915,139 11,325,558
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A1A
(CME Term SOFR 1-Month plus 0.67%)
6.02% 02/25/36
2
218,162 177,502
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A3
(Federal Reserve US 12-Month Cumulative Average plus
2.00%)
7.06% 02/25/36
2
7,037,497 5,802,478
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1A
(CME Term SOFR 1-Month plus 0.53%)
5.88% 08/25/36
2
9,104,377 7,152,454
Structured Asset Mortgage Investments II Trust,
Series 2006-AR8, Class A1BG
(CME Term SOFR 1-Month plus 0.23%)
5.58% 10/25/36
2
7,746,167 6,576,924
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments II Trust,
Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
6.65% 08/25/47
2
$ 77,413,789 $ 64,196,004
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 1997-2, Class 2A4
7.25% 03/28/30 216 205
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
6.46% 09/25/33
6
66,578 63,376
Structured Asset Securities Corp. Trust,
Series 2005-5, Class 2A4
5.50% 04/25/35 749,883 684,951
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 1A1
7.06% 06/25/37
6
1,167,463 683,488
Thornburg Mortgage Securities Trust,
Series 2004-4, Class 2A
5.01% 12/25/44
6
54,875 50,090
Wachovia Mortgage Loan Trust,
Series 2006-ALT1, Class A3
(CME Term SOFR 1-Month plus 0.57%)
1.95% 01/25/37
2
9,411,821 3,474,178
Wachovia Mortgage Loan Trust,
Series 2006-AMN1, Class A3
(CME Term SOFR 1-Month plus 0.59%)
2.07% 08/25/36
2
14,801,177 5,101,754
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(CME Term SOFR 1-Month plus 0.22%)
5.68% 01/25/37
2
2,791,429 1,279,592
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(CME Term SOFR 1-Month plus 0.34%)
5.92% 01/25/37
2
8,649,891 3,672,579
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
7.27% 06/25/33
6
1,134,386 1,087,379
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR3, Class A2
5.77% 06/25/34
6
11,789 10,561
WaMu Mortgage Pass-Through Certificates,
Series 2005-3, Class 2A3
(CME Term SOFR 1-Month plus 0.66%)
5.50% 05/25/35
2
1,153,249 916,597
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(CME Term SOFR 1-Month plus 0.61%)
5.50% 06/25/35
2
2,381,352 2,016,120
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR1, Class A1A
(CME Term SOFR 1-Month plus 0.75%)
6.10% 01/25/45
2
288,545 273,585

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 32
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(CME Term SOFR 1-Month plus 0.69%)
6.04% 10/25/45
2
$ 1,820,697 $ 1,747,034
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
4.71% 12/25/35
6
1,182,906 1,042,719
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR15, Class A1A1
(CME Term SOFR 1-Month plus 0.63%)
5.98% 11/25/45
2
13,171,197 12,017,218
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR17, Class A1A1
(CME Term SOFR 1-Month plus 0.65%)
6.00% 12/25/45
2
6,065,878 5,290,004
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR19, Class A1A2
(CME Term SOFR 1-Month plus 0.69%)
6.04% 12/25/45
2
5,344,730 5,169,600
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A1A
(CME Term SOFR 1-Month plus 0.73%)
6.08% 01/25/45
2
331,042 331,510
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(CME Term SOFR 1-Month plus 0.77%)
6.12% 01/25/45
2
28,153 28,217
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A23
(CME Term SOFR 1-Month plus 0.87%)
6.22% 01/25/45
2
1,175,530 1,180,841
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR6, Class 2A1A
(CME Term SOFR 1-Month plus 0.57%)
5.92% 04/25/45
2
53,408 51,714
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 1A1A
(CME Term SOFR 1-Month plus 0.65%)
6.00% 07/25/45
2
56,635 53,533
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR10, Class 1A4
4.42% 09/25/36
6
5,870,673 5,232,216
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class 3A1
4.06% 12/25/36
6
346,779 293,506
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
6.15% 02/25/46
2
7,464,505 6,472,887
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.94%)
4.50% 05/25/46
2
2,623,020 2,330,017
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus
0.98%)
6.13% 07/25/46
2
$ 4,566,407 $ 3,919,424
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY7, Class 4A2
4.67% 07/25/37
6
136,217 116,544
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
5.85% 02/25/47
2
7,238,915 6,029,625
WaMu MSC Mortgage Pass-Through Certificates,
Series 2002-AR1, Class 1A1
6.58% 11/25/30
6
45,973 45,718
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 66,220 56,241
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR1, Class 1A1
6.45% 03/25/36
6
1,077,494 1,024,907
4,731,806,149
U.S. Agency Commercial Mortgage-Backed — 0 .85%
Fannie Mae Pool AM4869
4.07% 12/01/25 1,615,534 1,587,902
Fannie Mae Pool AM6770
3.77% 09/01/29 149,509 143,121
Fannie Mae Pool BL6060
2.46% 04/01/40 125,360,000 89,642,545
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K157, Class A3
3.99% 08/25/33
6
300,000 282,224
Ginnie Mae,
Series 2020-193, Class AC
1.25% 09/16/62 32,878,026 23,759,325
Ginnie Mae,
Series 2020-193, Class IO (IO)
0.78% 09/16/62
6
550,721,601 29,884,329
Ginnie Mae,
Series 2021-10, Class IO (IO)
0.99% 05/16/63
6
60,149,093 4,300,420
Ginnie Mae,
Series 2021-14, Class AB
1.34% 06/16/63 41,953,353 31,070,635
Ginnie Mae,
Series 2021-150, Class IO (IO)
1.03% 11/16/63
6
33,235,197 2,237,191
Ginnie Mae,
Series 2021-17, Class IO (IO)
1.05% 01/16/61
6
132,678,533 10,182,076
Ginnie Mae,
Series 2021-2, Class AH
1.50% 06/16/63 97,626,030 73,611,139

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
33 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2021-21, Class AH
1.40% 06/16/63 $ 67,291,193 $ 49,929,170
Ginnie Mae,
Series 2021-31, Class B
1.25% 01/16/61 73,141,349 53,272,107
Ginnie Mae,
Series 2021-31, Class IO (IO)
0.94% 01/16/61
6
111,851,177 7,615,220
Ginnie Mae,
Series 2022-32, Class IO (IO)
0.53% 02/01/62
6
270,746,620 11,260,812
388,778,216
U.S. Agency Mortgage-Backed — 38 .86%
Fannie Mae Pool 190375
5.50% 11/01/36 290,398 291,576
Fannie Mae Pool 190396
4.50% 06/01/39 4,101 3,972
Fannie Mae Pool 313182
7.50% 10/01/26 212 212
Fannie Mae Pool 394854
6.50% 05/01/27 127 130
Fannie Mae Pool 545191
7.00% 09/01/31 1,128 1,150
Fannie Mae Pool 545756
7.00% 06/01/32 236 246
Fannie Mae Pool 613142
7.00% 11/01/31 4,605 4,740
Fannie Mae Pool 625666
7.00% 01/01/32 1,423 1,464
Fannie Mae Pool 633698
7.50% 02/01/31 15,852 16,226
Fannie Mae Pool 655928
7.00% 08/01/32 49,337 50,767
Fannie Mae Pool 725257
5.50% 02/01/34 384,171 385,723
Fannie Mae Pool 734830
4.50% 08/01/33 5,227 5,106
Fannie Mae Pool 734922
4.50% 09/01/33 618,195 598,511
Fannie Mae Pool 735207
7.00% 04/01/34 8,988 9,185
Fannie Mae Pool 735224
5.50% 02/01/35 1,343,475 1,348,906
Fannie Mae Pool 735651
4.50% 06/01/35 1,570,952 1,532,766
Fannie Mae Pool 740297
5.50% 10/01/33 800 803
Fannie Mae Pool 745147
4.50% 12/01/35 9,587 9,281
Fannie Mae Pool 753168
4.50% 12/01/33 3,305 3,200
Fannie Mae Pool 815422
4.50% 02/01/35 17,336 16,784
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 839109
(RFUCCT1Y plus 1.91%)
6.16% 11/01/35
2
$ 3,046 $ 3,061
Fannie Mae Pool 844773
(RFUCCT1Y plus 1.56%)
5.81% 12/01/35
2
1,413 1,421
Fannie Mae Pool 888412
7.00% 04/01/37 63,045 63,291
Fannie Mae Pool 889184
5.50% 09/01/36 1,412,937 1,418,648
Fannie Mae Pool AB1613
4.00% 10/01/40 13,536,067 12,779,238
Fannie Mae Pool AB1803
4.00% 11/01/40 16,159,504 15,276,851
Fannie Mae Pool AB3679
3.50% 10/01/41 5,587,818 5,139,352
Fannie Mae Pool AB3864
3.50% 11/01/41 4,193,028 3,856,522
Fannie Mae Pool AB4045
3.50% 12/01/41 5,412,165 4,968,070
Fannie Mae Pool AB4262
3.50% 01/01/32 2,447,318 2,348,303
Fannie Mae Pool AB6385
3.00% 10/01/42 192,927 171,336
Fannie Mae Pool AB9703
3.50% 06/01/43 10,022,194 9,182,633
Fannie Mae Pool AC8279
4.50% 08/01/39 5,855 5,639
Fannie Mae Pool AE0138
4.50% 03/01/40 24,297 23,611
Fannie Mae Pool AE0482
5.50% 01/01/38 3,255,486 3,282,565
Fannie Mae Pool AH3780
4.00% 02/01/41 6,281,463 5,930,276
Fannie Mae Pool AJ1404
4.00% 09/01/41 8,289,102 7,825,594
Fannie Mae Pool AL0209
4.50% 05/01/41 9,805,992 9,552,296
Fannie Mae Pool AL0851
6.00% 10/01/40 5,533,608 5,732,891
Fannie Mae Pool AL2521
3.50% 09/01/42 63,202 58,148
Fannie Mae Pool AL4597
4.00% 01/01/44 25,842,725 24,239,304
Fannie Mae Pool AL6348
3.50% 02/01/45 22,315 20,478
Fannie Mae Pool AL7092
3.00% 07/01/45 35,466 31,218
Fannie Mae Pool AL8037
4.50% 07/01/34 70,316 68,934
Fannie Mae Pool AL8256
3.00% 08/01/43 322,904 286,867
Fannie Mae Pool AL8356
4.50% 07/01/34 169,092 165,953
Fannie Mae Pool AL8960
4.50% 05/01/46 15,053,233 14,569,638

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 34
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL9106
4.50% 02/01/46 $ 19,185,090 $ 18,568,756
Fannie Mae Pool AL9217
3.50% 10/01/46 13,609,654 12,310,452
Fannie Mae Pool AL9472
4.00% 10/01/43 3,126,594 2,951,909
Fannie Mae Pool AL9722
4.50% 08/01/46 62,849,385 60,830,306
Fannie Mae Pool AL9846
4.50% 02/01/47 65,943,777 63,825,289
Fannie Mae Pool AS8663
4.50% 01/01/47 10,930,675 10,501,065
Fannie Mae Pool AS9830
4.00% 06/01/47 20,941,168 19,564,395
Fannie Mae Pool AS9972
4.00% 07/01/47 19,027,729 17,699,151
Fannie Mae Pool AT9649
4.00% 07/01/43 110,161 104,300
Fannie Mae Pool AU3739
3.50% 08/01/43 18,631,318 17,040,378
Fannie Mae Pool BD2450
3.50% 01/01/47 38,478 34,902
Fannie Mae Pool BM5164
4.00% 11/01/48 23,079,886 21,514,499
Fannie Mae Pool BM5507
3.00% 09/01/48 5,138,039 4,492,412
Fannie Mae Pool BN4316
4.00% 01/01/49 15,592 14,545
Fannie Mae Pool BQ6913
2.00% 12/01/51 422,485,364 331,413,088
Fannie Mae Pool BQ7006
2.00% 01/01/52 101,196,446 79,382,221
Fannie Mae Pool BT6823
2.50% 10/01/51 102,331,220 84,012,305
Fannie Mae Pool BU1450
2.00% 01/01/52 170,305,383 133,487,377
Fannie Mae Pool BU1452
2.00% 01/01/52 254,832,590 199,745,956
Fannie Mae Pool BV2994
2.50% 04/01/52 2,551,924 2,089,101
Fannie Mae Pool BV7773
2.50% 04/01/52 92,492,061 75,804,185
Fannie Mae Pool BV8459
3.00% 04/01/52 133,325,631 113,540,554
Fannie Mae Pool BW9897
4.50% 10/01/52 86,691,918 81,781,884
Fannie Mae Pool CA0862
3.50% 09/01/47 2,015,316 1,814,113
Fannie Mae Pool CA0996
3.50% 01/01/48 28,024 25,314
Fannie Mae Pool CA1187
3.50% 02/01/48 31,765,037 28,628,586
Fannie Mae Pool CA1191
3.50% 11/01/47 2,366,302 2,129,319
Fannie Mae Pool CA1710
4.50% 05/01/48 70,589 67,606
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool CA1711
4.50% 05/01/48 $ 6,890,405 $ 6,599,197
Fannie Mae Pool CA2208
4.50% 08/01/48 15,074,134 14,437,061
Fannie Mae Pool CA2327
4.00% 09/01/48 21,543,145 20,153,086
Fannie Mae Pool CA2493
4.50% 10/01/48 4,008,645 3,831,050
Fannie Mae Pool CA3633
3.50% 06/01/49 15,642,026 14,106,781
Fannie Mae Pool CA4011
3.50% 08/01/49 14,740,407 13,038,452
Fannie Mae Pool CA5689
3.00% 05/01/50 53,203,726 46,192,382
Fannie Mae Pool CA8513
2.50% 01/01/51 48,986,001 40,078,820
Fannie Mae Pool CB0610
2.50% 05/01/51 56,490,485 46,695,394
Fannie Mae Pool CB2313
2.50% 12/01/51 142,093,679 117,157,908
Fannie Mae Pool CB2365
2.00% 09/01/51 151,782,876 119,178,044
Fannie Mae Pool CB2767
2.00% 01/01/52 67,544,825 53,298,766
Fannie Mae Pool CB3582
3.00% 05/01/52 15,616,608 13,378,364
Fannie Mae Pool CB5675
4.50% 02/01/53 48,006,395 45,298,478
Fannie Mae Pool CB6854
4.50% 08/01/53 34,990,393 33,074,661
Fannie Mae Pool FM2310
3.00% 01/01/48 8,109,744 7,081,841
Fannie Mae Pool FM2318
3.50% 09/01/49 137,077,809 122,934,398
Fannie Mae Pool FM2388
3.50% 04/01/48 14,070,557 12,718,562
Fannie Mae Pool FM9672
2.50% 12/01/51 115,238,046 94,224,265
Fannie Mae Pool FS1571
2.00% 04/01/52 35,360,948 27,716,330
Fannie Mae Pool FS1598
2.00% 04/01/52 94,824,279 74,193,980
Fannie Mae Pool FS1622
2.00% 03/01/52 186,940,729 146,643,196
Fannie Mae Pool FS2536
2.50% 02/01/52 3,549,797 2,911,622
Fannie Mae Pool FS2943
2.00% 02/01/51 39,227,718 30,955,548
Fannie Mae Pool FS3275
3.00% 04/01/52 19,225,637 16,403,642
Fannie Mae Pool FS5494
3.00% 07/01/52 151,529,025 129,145,089
Fannie Mae Pool FS5635
4.00% 11/01/52 68,073,842 62,311,405
Fannie Mae Pool FS6789
3.00% 12/01/52 72,860,679 62,048,398

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
35 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool FS7252
5.00% 11/01/53 $ 79,418,036 $ 76,736,215
Fannie Mae Pool MA1146
4.00% 08/01/42 15,771,878 14,816,285
Fannie Mae Pool MA1177
3.50% 09/01/42 21,033,374 19,171,554
Fannie Mae Pool MA1404
3.50% 04/01/43 43,820 40,149
Fannie Mae Pool MA1432
3.00% 05/01/33 31,970 29,950
Fannie Mae Pool MA1459
3.00% 06/01/33 15,157 14,186
Fannie Mae Pool MA1527
3.00% 08/01/33 22,293,434 20,863,453
Fannie Mae Pool MA1561
3.00% 09/01/33 14,110,021 13,201,308
Fannie Mae Pool MA1582
3.50% 09/01/43 7,401,553 6,781,538
Fannie Mae Pool MA1584
3.50% 09/01/33 21,194,233 20,138,245
Fannie Mae Pool MA1608
3.50% 10/01/33 14,847,453 14,149,261
Fannie Mae Pool MA1982
3.50% 08/01/34 29,755 28,237
Fannie Mae Pool MA2895
3.00% 02/01/47 36,741 32,124
Fannie Mae Pool MA2960
4.00% 04/01/47 17,800,596 16,555,475
Fannie Mae Pool MA3027
4.00% 06/01/47 13,378,918 12,443,086
Fannie Mae Pool MA3120
3.50% 09/01/47 1,041,114 937,498
Fannie Mae Pool MA3182
3.50% 11/01/47 22,075,115 19,893,757
Fannie Mae Pool MA3210
3.50% 12/01/47 38,323,874 34,501,314
Fannie Mae Pool MA3238
3.50% 01/01/48 33,101,366 29,830,446
Fannie Mae Pool MA3276
3.50% 02/01/48 12,979,713 11,697,119
Fannie Mae Pool MA3305
3.50% 03/01/48 17,357,709 15,609,897
Fannie Mae Pool MA3332
3.50% 04/01/48 47,503,120 42,777,547
Fannie Mae Pool MA3537
4.50% 12/01/48 9,086,724 8,701,931
Fannie Mae Pool MA3811
3.00% 10/01/49 5,333,601 4,544,015
Fannie Mae Pool MA3846
3.00% 11/01/49 29,168 24,850
Fannie Mae Pool MA3942
3.00% 02/01/50 10,432,754 8,736,226
Fannie Mae Pool MA3997
3.00% 04/01/50 12,845,402 10,959,916
Fannie Mae Pool MA4128
2.00% 09/01/40 114,662,806 96,288,017
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA4158
2.00% 10/01/50 $ 162,799,021 $ 128,438,028
Fannie Mae Pool MA4237
2.00% 01/01/51 2,209,460 1,749,409
Fannie Mae Pool MA4281
2.00% 03/01/51 35,907,911 28,335,807
Fannie Mae Pool MA4305
2.00% 04/01/51 80,600,767 63,402,526
Fannie Mae Pool MA4333
2.00% 05/01/41 66,521,612 55,674,388
Fannie Mae Pool MA4492
2.00% 12/01/51 88,902,000 69,758,105
Fannie Mae Pool MA4493
2.50% 12/01/51 143,054,614 117,189,106
Fannie Mae Pool MA4547
2.00% 02/01/52 17,684,347 13,861,558
Fannie Mae Pool MA4548
2.50% 02/01/52 168,504,807 137,933,373
Fannie Mae Pool MA4562
2.00% 03/01/52 139,513,005 109,351,947
Fannie Mae Pool MA4563
2.50% 03/01/52 206,052,820 168,605,456
Fannie Mae Pool MA4577
2.00% 04/01/52 124,158,260 97,145,958
Fannie Mae Pool MA4578
2.50% 04/01/52 334,935,456 274,065,385
Fannie Mae Pool MA4733
4.50% 09/01/52 310,657,689 293,302,595
Fannie Mae Pool MA5038
5.00% 06/01/53 240,183,077 232,072,474
Fannie Mae REMICS,
Series 1999-11, Class Z
5.50% 03/25/29 6,766 6,492
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50% 10/25/31 46,619 47,317
Fannie Mae REMICS,
Series 2005-122, Class SG (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.15% 11/25/35
2
10,347 120
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X SOFR30A plus 5.99%, 6.10% Cap)
0.65% 10/25/25
2
43,335 96
Fannie Mae REMICS,
Series 2006-4, Class WE
4.50% 02/25/36 20,517 20,055
Fannie Mae REMICS,
Series 2006-49, Class SE
(-4.00 X SOFR30A plus 28.54%, 29.00% Cap)
7.20% 04/25/36
2
544,751 564,861
Fannie Mae REMICS,
Series 2007-17, Class SI (IO)
(-1.00 X SOFR30A plus 6.29%, 6.40% Cap)
0.95% 03/25/37
2
590,329 47,491

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 36
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2007-34, Class SB (IO)
(-1.00 X SOFR30A plus 6.00%, 6.11% Cap)
0.66% 04/25/37
2
$ 1,264,197 $ 84,306
Fannie Mae REMICS,
Series 2007-64, Class FA
(SOFR30A plus 0.58%)
5.92% 07/25/37
2
1,803 1,796
Fannie Mae REMICS,
Series 2008-24, Class NA
6.75% 06/25/37 127,868 132,102
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.15% 10/25/40
2
1,639,113 155,940
Fannie Mae REMICS,
Series 2010-17, Class SB (IO)
(-1.00 X SOFR30A plus 6.24%, 6.35% Cap)
0.90% 03/25/40
2
3,405,199 298,347
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X SOFR30A plus 6.31%, 6.42% Cap)
0.97% 05/25/40
2
6,029,860 546,658
Fannie Mae REMICS,
Series 2011-101, Class HE
4.00% 10/25/41 6,988,719 6,632,518
Fannie Mae REMICS,
Series 2011-111, Class DB
4.00% 11/25/41 6,467,352 6,117,890
Fannie Mae REMICS,
Series 2012-84, Class VZ
3.50% 08/25/42 5,404,791 4,979,655
Fannie Mae REMICS,
Series 2013-101, Class BO (PO)
0.00% 10/25/43
8
8,465,678 6,204,989
Fannie Mae REMICS,
Series 2013-101, Class CO (PO)
0.00% 10/25/43
8
4,960,332 3,655,263
Fannie Mae REMICS,
Series 2016-45, Class AF
(SOFR30A plus 0.61%)
5.95% 07/25/46
2
6,279,942 6,188,880
Fannie Mae REMICS,
Series 2016-72, Class FA
(SOFR30A plus 0.61%)
5.95% 10/25/46
2
12,872,154 12,682,408
Fannie Mae REMICS,
Series 2016-74, Class GF
(SOFR30A plus 0.61%)
5.95% 10/25/46
2
10,136,512 9,957,634
Fannie Mae REMICS,
Series 2016-75, Class FL
(SOFR30A plus 0.61%)
5.95% 10/25/46
2
10,092,068 9,914,105
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2018-29, Class AP
3.50% 11/25/46 $ 17,532,402 $ 17,070,913
Fannie Mae REMICS,
Series 2018-38, Class LA
3.00% 06/25/48 12,463,166 10,869,014
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50% 06/25/47 15,339 14,482
Fannie Mae REMICS,
Series 2018-45, Class GA
3.00% 06/25/48 13,996,938 12,140,074
Fannie Mae REMICS,
Series 2018-57, Class QA
3.50% 05/25/46 8,395 8,272
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00% 05/25/47 467,947 456,646
Fannie Mae REMICS,
Series 2018-94, Class KD
3.50% 12/25/48 2,955,145 2,636,857
Fannie Mae REMICS,
Series 2019-1, Class AB
3.50% 02/25/49 1,133,329 1,025,981
Fannie Mae REMICS,
Series 2019-1, Class KP
3.25% 02/25/49 1,203,416 1,073,993
Fannie Mae REMICS,
Series 2019-26, Class JE
3.00% 06/25/49 3,415,189 2,961,602
Fannie Mae REMICS,
Series 2019-45, Class PA
3.00% 08/25/49 13,294,355 11,601,205
Fannie Mae REMICS,
Series 2019-52, Class PA
3.00% 09/25/49 3,744,018 3,241,824
Fannie Mae REMICS,
Series 2019-67, Class FE
(SOFR30A plus 0.56%)
5.90% 11/25/49
2
25,102,826 24,547,710
Fannie Mae REMICS,
Series 2019-79, Class FA
(SOFR30A plus 0.61%)
5.95% 01/25/50
2
70,472 69,285
Fannie Mae Trust,
Series 2003-W2, Class 2A9
5.90% 07/25/42 14,306 14,142
Freddie Mac Gold Pool A24156
6.50% 10/01/31 30,281 31,078
Freddie Mac Gold Pool A25162
5.50% 05/01/34 680,301 690,832
Freddie Mac Gold Pool A39012
5.50% 06/01/35 15,352 15,622
Freddie Mac Gold Pool A54856
5.00% 01/01/34 1,383,069 1,379,750

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
37 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool A61164
5.00% 04/01/36 $ 4,341 $ 4,334
Freddie Mac Gold Pool A97038
4.00% 02/01/41 4,924,837 4,687,693
Freddie Mac Gold Pool C01492
5.00% 02/01/33 168,372 167,984
Freddie Mac Gold Pool C04546
3.00% 02/01/43 9,226,878 8,152,392
Freddie Mac Gold Pool C04573
3.00% 03/01/43 11,625,669 10,272,179
Freddie Mac Gold Pool C46104
6.50% 09/01/29 3,661 3,761
Freddie Mac Gold Pool C55789
7.50% 10/01/27 439 439
Freddie Mac Gold Pool G00992
7.00% 11/01/28 203 209
Freddie Mac Gold Pool G01515
5.00% 02/01/33 210,505 209,932
Freddie Mac Gold Pool G02579
5.00% 12/01/34 322,468 318,630
Freddie Mac Gold Pool G02884
6.00% 04/01/37 1,022,506 1,060,435
Freddie Mac Gold Pool G02955
5.50% 03/01/37 1,511,894 1,533,869
Freddie Mac Gold Pool G03357
5.50% 08/01/37 326,909 333,046
Freddie Mac Gold Pool G03676
5.50% 12/01/37 988,922 1,003,394
Freddie Mac Gold Pool G03783
5.50% 01/01/38 803,858 815,621
Freddie Mac Gold Pool G03985
6.00% 03/01/38 5,199 5,383
Freddie Mac Gold Pool G04438
5.50% 05/01/38 2,231,251 2,266,350
Freddie Mac Gold Pool G04703
5.50% 08/01/38 1,679,963 1,706,419
Freddie Mac Gold Pool G04706
5.50% 09/01/38 71,048 72,165
Freddie Mac Gold Pool G05866
4.50% 02/01/40 7,131,236 6,939,850
Freddie Mac Gold Pool G06361
4.00% 03/01/41 9,728 9,196
Freddie Mac Gold Pool G06498
4.00% 04/01/41 9,648,777 9,121,031
Freddie Mac Gold Pool G06499
4.00% 03/01/41 4,204,932 3,979,709
Freddie Mac Gold Pool G07408
3.50% 06/01/43 10,544,950 9,671,148
Freddie Mac Gold Pool G07786
4.00% 08/01/44 81,643,934 77,237,304
Freddie Mac Gold Pool G07848
3.50% 04/01/44 51,126,300 47,037,553
Freddie Mac Gold Pool G07849
3.50% 05/01/44 6,775,148 6,234,993
Freddie Mac Gold Pool G07924
3.50% 01/01/45 7,516,572 6,843,242
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G07925
4.00% 02/01/45 $ 5,389,047 $ 5,053,625
Freddie Mac Gold Pool G08676
3.50% 11/01/45 18,390,485 16,690,553
Freddie Mac Gold Pool G08681
3.50% 12/01/45 12,334,501 11,194,356
Freddie Mac Gold Pool G08698
3.50% 03/01/46 636 576
Freddie Mac Gold Pool G08710
3.00% 06/01/46 74,394,986 65,131,572
Freddie Mac Gold Pool G08711
3.50% 06/01/46 5,229,103 4,721,090
Freddie Mac Gold Pool G08715
3.00% 08/01/46 101,753,882 89,083,829
Freddie Mac Gold Pool G08721
3.00% 09/01/46 10,305,053 9,026,848
Freddie Mac Gold Pool G08722
3.50% 09/01/46 23,276,994 21,015,611
Freddie Mac Gold Pool G08726
3.00% 10/01/46 110,637,782 96,914,631
Freddie Mac Gold Pool G08727
3.50% 10/01/46 20,669,120 18,661,095
Freddie Mac Gold Pool G08732
3.00% 11/01/46 68,187,445 59,729,696
Freddie Mac Gold Pool G08741
3.00% 01/01/47 43,512,663 38,006,712
Freddie Mac Gold Pool G08742
3.50% 01/01/47 33,125,952 29,907,733
Freddie Mac Gold Pool G08747
3.00% 02/01/47 15,320,966 13,382,301
Freddie Mac Gold Pool G08757
3.50% 04/01/47 12,044,155 10,868,235
Freddie Mac Gold Pool G08758
4.00% 04/01/47 9,295 8,708
Freddie Mac Gold Pool G08762
4.00% 05/01/47 9,310,241 8,721,695
Freddie Mac Gold Pool G08779
3.50% 09/01/47 46,738 42,143
Freddie Mac Gold Pool G08784
3.50% 10/01/47 41,076 37,066
Freddie Mac Gold Pool G08792
3.50% 12/01/47 35,373 31,919
Freddie Mac Gold Pool G08826
5.00% 06/01/48 6,673,695 6,556,816
Freddie Mac Gold Pool G08833
5.00% 07/01/48 3,848,898 3,781,491
Freddie Mac Gold Pool G08838
5.00% 09/01/48 2,011,512 1,984,959
Freddie Mac Gold Pool G08840
5.00% 08/01/48 596,007 587,928
Freddie Mac Gold Pool G08843
4.50% 10/01/48 4,813,936 4,606,756
Freddie Mac Gold Pool G08844
5.00% 10/01/48 5,428,565 5,333,493
Freddie Mac Gold Pool G08848
4.50% 11/01/48 831,333 797,217

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 38
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G08849
5.00% 11/01/48 $ 1,885,102 $ 1,859,993
Freddie Mac Gold Pool G60023
3.50% 04/01/45 8,056,815 7,325,334
Freddie Mac Gold Pool G60080
3.50% 06/01/45 84,786,794 77,085,665
Freddie Mac Gold Pool G60138
3.50% 08/01/45 67,516,710 61,386,851
Freddie Mac Gold Pool G60238
3.50% 10/01/45 26,092,158 23,688,667
Freddie Mac Gold Pool G60344
4.00% 12/01/45 62,711 58,977
Freddie Mac Gold Pool G67700
3.50% 08/01/46 19,896,949 18,054,021
Freddie Mac Gold Pool G67703
3.50% 04/01/47 143,165,120 129,809,047
Freddie Mac Gold Pool G67707
3.50% 01/01/48 74,382,319 67,291,854
Freddie Mac Gold Pool G67711
4.00% 03/01/48 42,347,013 39,679,665
Freddie Mac Gold Pool G67713
4.00% 06/01/48 377,946 353,431
Freddie Mac Gold Pool G67714
4.00% 07/01/48 61,950 58,029
Freddie Mac Gold Pool G67717
4.00% 11/01/48 51,827,604 48,546,899
Freddie Mac Gold Pool H00790
5.50% 05/01/37 3,828 3,851
Freddie Mac Gold Pool H05069
5.50% 05/01/37 60,230 60,570
Freddie Mac Gold Pool Q05804
4.00% 01/01/42 16,627,150 15,692,027
Freddie Mac Gold Pool U99097
3.50% 07/01/43 24,467,822 22,448,140
Freddie Mac Gold Pool V80356
3.50% 08/01/43 17,633,709 16,088,639
Freddie Mac Pool QD3162
2.00% 12/01/51 132,184,840 103,718,230
Freddie Mac Pool QD7213
2.00% 02/01/52 91,167,233 71,332,573
Freddie Mac Pool QE0312
2.00% 04/01/52 6,204,339 4,854,501
Freddie Mac Pool QE0521
2.50% 04/01/52 2,860,830 2,340,912
Freddie Mac Pool RA4201
2.00% 12/01/50 8,182,902 6,457,327
Freddie Mac Pool RA4398
2.00% 01/01/51 70,473,362 55,583,937
Freddie Mac Pool RA4542
2.50% 02/01/51 42,933,454 35,209,921
Freddie Mac Pool RA5285
2.50% 05/01/51 106,459,313 88,015,689
Freddie Mac Pool RA6507
2.00% 12/01/51 120,854,616 94,939,327
Freddie Mac Pool RB5077
2.00% 10/01/40 86,651,662 72,765,676
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool RE6029
3.00% 02/01/50 $ 3,508,770 $ 2,993,743
Freddie Mac Pool SD1178
2.00% 03/01/52 15,559,629 12,196,136
Freddie Mac Pool SD2148
4.50% 01/01/53 47,757,693 45,078,581
Freddie Mac Pool SD2322
4.50% 09/01/52 139,998,885 132,108,051
Freddie Mac Pool SD3302
2.00% 10/01/51 57,861,478 45,447,807
Freddie Mac Pool SD3631
3.00% 07/01/52 72,969,377 62,190,308
Freddie Mac Pool SD3890
3.00% 08/01/52 94,218,352 80,265,497
Freddie Mac Pool SD4636
3.00% 01/01/53 106,651,659 90,878,849
Freddie Mac Pool SD7502
3.50% 07/01/49 6,192,944 5,566,392
Freddie Mac Pool SD7503
3.50% 08/01/49 13,575,148 12,215,606
Freddie Mac Pool SD7511
3.50% 01/01/50 13,940,084 12,535,281
Freddie Mac Pool SD8121
2.00% 01/01/51 110,273 87,087
Freddie Mac Pool SD8182
2.00% 12/01/51 25,428,191 19,945,220
Freddie Mac Pool SD8188
2.00% 01/01/52 40,263,448 31,576,764
Freddie Mac Pool SD8189
2.50% 01/01/52 337,192,052 276,354,193
Freddie Mac Pool SD8193
2.00% 02/01/52 75,554,840 59,222,307
Freddie Mac Pool SD8199
2.00% 03/01/52 126,909,801 99,298,864
Freddie Mac Pool SD8204
2.00% 04/01/52 11,714,350 9,189,562
Freddie Mac Pool SD8205
2.50% 04/01/52 290,658,560 237,835,227
Freddie Mac Pool SD8211
2.00% 05/01/52 11,344,381 8,876,258
Freddie Mac Pool SD8213
3.00% 05/01/52 134,333,025 114,398,454
Freddie Mac Pool SD8266
4.50% 11/01/52 296,212,325 279,526,578
Freddie Mac Pool SD8328
4.50% 06/01/53 90,757,961 85,551,659
Freddie Mac Pool ZA5103
3.50% 12/01/47 108,356 97,657
Freddie Mac Pool ZA5128
3.50% 12/01/47 349,211 314,238
Freddie Mac Pool ZM1779
3.00% 09/01/46 11,265,676 9,854,983
Freddie Mac Pool ZM2285
3.00% 12/01/46 13,199,389 11,540,801
Freddie Mac Pool ZS4693
3.00% 12/01/46 13,237,637 11,574,243

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
39 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool ZS4768
3.50% 05/01/48 $ 906,798 $ 815,416
Freddie Mac Pool ZT0277
3.50% 10/01/46 1,323,803 1,197,430
Freddie Mac REMICS,
Series 1980, Class Z
7.00% 07/15/27 14,934 14,904
Freddie Mac REMICS,
Series 2098, Class TZ
6.00% 01/15/28 63,784 63,613
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 5,052 5,019
Freddie Mac REMICS,
Series 2313, Class LA
6.50% 05/15/31 1,789 1,807
Freddie Mac REMICS,
Series 2433, Class SA
(-2.60 X SOFR30A plus 20.63%, 20.93% Cap)
6.77% 02/15/32
2
3,530 3,836
Freddie Mac REMICS,
Series 2481, Class AW
6.50% 08/15/32 4,813 4,845
Freddie Mac REMICS,
Series 3019, Class SW (IO)
(-1.00 X SOFR30A plus 7.09%, 7.20% Cap)
1.75% 08/15/35
2
518,496 61,234
Freddie Mac REMICS,
Series 3063, Class YG
5.50% 11/15/35 1,354,134 1,377,310
Freddie Mac REMICS,
Series 3300, Class SA (IO)
(-1.00 X SOFR30A plus 7.09%, 7.20% Cap)
1.75% 08/15/35
2
229,239 19,895
Freddie Mac REMICS,
Series 3752, Class XL
4.50% 11/15/40 22,794,727 22,314,946
Freddie Mac REMICS,
Series 3891, Class HS (IO)
(-1.00 X SOFR30A plus 5.84%, 5.95% Cap)
0.50% 07/15/41
2
2,922,797 107,488
Freddie Mac REMICS,
Series 3904, Class JB
4.50% 08/15/41 5,413,207 5,297,330
Freddie Mac REMICS,
Series 3925, Class LB
4.50% 09/15/41 9,215,000 8,904,116
Freddie Mac REMICS,
Series 3928, Class JD
4.00% 09/15/41 14,169,485 13,688,040
Freddie Mac REMICS,
Series 4102, Class TC
2.50% 09/15/41 4,363,875 4,162,500
Freddie Mac REMICS,
Series 4161, Class BA
2.50% 12/15/41 6,458,706 6,205,695
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 4656, Class EZ
4.00% 02/15/47 $ 207,737 $ 190,406
Freddie Mac REMICS,
Series 4818, Class CA
3.00% 04/15/48 1,052,634 912,027
Freddie Mac REMICS,
Series 4846, Class PA
4.00% 06/15/47 87,422 86,067
Freddie Mac REMICS,
Series 4852, Class CA
4.00% 11/15/47 5,572,804 5,330,868
Freddie Mac REMICS,
Series 4860, Class BH
3.50% 10/15/48 2,146,888 2,028,621
Freddie Mac REMICS,
Series 4860, Class PA
3.50% 02/15/49 1,891,196 1,705,966
Freddie Mac REMICS,
Series 4879, Class BC
3.00% 04/15/49 622,371 554,858
Freddie Mac REMICS,
Series 4896, Class DA
3.00% 01/15/49 627,446 547,682
Freddie Mac REMICS,
Series 4937, Class MF
(SOFR30A plus 0.56%)
5.90% 12/25/49
2
4,862,719 4,784,981
Freddie Mac Strips,
Series 309, Class PO (PO)
0.00% 08/15/43
8
10,287,743 7,604,767
Freddie Mac Strips,
Series 319, Class F2
(SOFR30A plus 0.61%)
5.95% 11/15/43
2
1,778,418 1,751,630
Ginnie Mae (TBA)
2.50% 07/15/54 713,150,000 599,635,062
4.50% 07/15/54 465,225,000 442,274,753
5.00% 07/15/54 656,150,000 638,983,476
5.50% 07/15/54 359,800,000 357,046,810
Ginnie Mae I Pool 782817
4.50% 11/15/39 8,036,061 7,867,370
Ginnie Mae I Pool AA5452
3.50% 07/15/42 64,729 59,527
Ginnie Mae II Pool 2631
7.00% 08/20/28 555 566
Ginnie Mae II Pool 3388
4.50% 05/20/33 1,301 1,271
Ginnie Mae II Pool 3427
4.50% 08/20/33 698 682
Ginnie Mae II Pool 3554
4.50% 05/20/34 585 571
Ginnie Mae II Pool 4058
5.00% 12/20/37 384 385
Ginnie Mae II Pool 4342
5.00% 01/20/39 550 551

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 40
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 4520
5.00% 08/20/39 $ 10,305 $ 10,323
Ginnie Mae II Pool 5140
4.50% 08/20/41 22,993 22,436
Ginnie Mae II Pool 5175
4.50% 09/20/41 24,849 24,247
Ginnie Mae II Pool 5281
4.50% 01/20/42 7,020 6,850
Ginnie Mae II Pool 783591
4.50% 07/20/41 8,849 8,635
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63% 07/20/34
2
5,149 5,088
Ginnie Mae II Pool 81267
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.63% 03/20/35
2
6,537 6,464
Ginnie Mae II Pool 81432
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63% 08/20/35
2
8,153 8,119
Ginnie Mae II Pool 81497
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.75% 10/20/35
2
7,137 7,071
Ginnie Mae II Pool 8631
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.00% 05/20/25
2
316 314
Ginnie Mae II Pool 8644
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.50% 06/20/25
2
223 221
Ginnie Mae II Pool MA0627
4.50% 12/20/42 29,257 28,560
Ginnie Mae II Pool MA0701
4.50% 01/20/43 28,020 27,342
Ginnie Mae II Pool MA1157
3.50% 07/20/43 27,382 25,105
Ginnie Mae II Pool MA1997
4.50% 06/20/44 7,310 7,101
Ginnie Mae II Pool MA2374
5.00% 11/20/44 153,394 153,454
Ginnie Mae II Pool MA2756
4.50% 04/20/45 15,133 14,692
Ginnie Mae II Pool MA2828
4.50% 05/20/45 625,393 607,154
Ginnie Mae II Pool MA2894
4.50% 06/20/45 242,656 235,580
Ginnie Mae II Pool MA3036
4.50% 08/20/45 23,618 22,929
Ginnie Mae II Pool MA3309
3.00% 12/20/45 4,941 4,385
Ginnie Mae II Pool MA3456
4.50% 02/20/46 155,712 151,174
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA3521
3.50% 03/20/46 $ 18,309,679 $ 16,697,986
Ginnie Mae II Pool MA3524
5.00% 03/20/46 7,935 7,935
Ginnie Mae II Pool MA3597
3.50% 04/20/46 46,251,507 42,159,624
Ginnie Mae II Pool MA3600
5.00% 04/20/46 4,378,557 4,378,686
Ginnie Mae II Pool MA3662
3.00% 05/20/46 1,779,863 1,573,662
Ginnie Mae II Pool MA3663
3.50% 05/20/46 13,071,505 11,912,764
Ginnie Mae II Pool MA3665
4.50% 05/20/46 66,650 64,798
Ginnie Mae II Pool MA3666
5.00% 05/20/46 2,502,504 2,502,579
Ginnie Mae II Pool MA3738
4.50% 06/20/46 276,518 268,836
Ginnie Mae II Pool MA3739
5.00% 06/20/46 1,539,204 1,539,249
Ginnie Mae II Pool MA3805
4.50% 07/20/46 2,152,101 2,090,965
Ginnie Mae II Pool MA3806
5.00% 07/20/46 112,730 112,734
Ginnie Mae II Pool MA3873
3.00% 08/20/46 13,754,197 12,144,181
Ginnie Mae II Pool MA3876
4.50% 08/20/46 2,398,335 2,331,704
Ginnie Mae II Pool MA3877
5.00% 08/20/46 507,697 507,713
Ginnie Mae II Pool MA3937
3.50% 09/20/46 10,568,457 9,629,903
Ginnie Mae II Pool MA3939
4.50% 09/20/46 1,328,496 1,297,074
Ginnie Mae II Pool MA4003
3.00% 10/20/46 5,534,240 4,886,422
Ginnie Mae II Pool MA4006
4.50% 10/20/46 1,431,909 1,392,127
Ginnie Mae II Pool MA4007
5.00% 10/20/46 2,664,524 2,664,600
Ginnie Mae II Pool MA4069
3.50% 11/20/46 33,131,287 30,137,800
Ginnie Mae II Pool MA4071
4.50% 11/20/46 3,853,246 3,740,956
Ginnie Mae II Pool MA4072
5.00% 11/20/46 851,425 851,449
Ginnie Mae II Pool MA4126
3.00% 12/20/46 95,300,794 84,259,994
Ginnie Mae II Pool MA4127
3.50% 12/20/46 37,265,411 33,933,780
Ginnie Mae II Pool MA4129
4.50% 12/20/46 13,265,959 12,910,989
Ginnie Mae II Pool MA4196
3.50% 01/20/47 8,660 7,873
Ginnie Mae II Pool MA4198
4.50% 01/20/47 105,433 102,372

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
41 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4199
5.00% 01/20/47 $ 2,456,863 $ 2,456,934
Ginnie Mae II Pool MA4264
4.50% 02/20/47 30,707,586 29,810,826
Ginnie Mae II Pool MA4265
5.00% 02/20/47 547,287 547,303
Ginnie Mae II Pool MA4324
5.00% 03/20/47 3,035,907 3,037,236
Ginnie Mae II Pool MA4382
3.50% 04/20/47 21,059,052 19,150,004
Ginnie Mae II Pool MA4384
4.50% 04/20/47 1,271,250 1,232,356
Ginnie Mae II Pool MA4385
5.00% 04/20/47 5,191,923 5,197,752
Ginnie Mae II Pool MA4453
4.50% 05/20/47 67,696,308 65,454,830
Ginnie Mae II Pool MA4454
5.00% 05/20/47 11,380,576 11,363,401
Ginnie Mae II Pool MA4510
3.50% 06/20/47 28,817 26,199
Ginnie Mae II Pool MA4511
4.00% 06/20/47 4,069,971 3,802,997
Ginnie Mae II Pool MA4512
4.50% 06/20/47 237,274 229,418
Ginnie Mae II Pool MA4513
5.00% 06/20/47 209,514 207,391
Ginnie Mae II Pool MA4586
3.50% 07/20/47 34,400,061 31,324,749
Ginnie Mae II Pool MA4588
4.50% 07/20/47 36,920 35,768
Ginnie Mae II Pool MA4589
5.00% 07/20/47 9,896,998 9,872,783
Ginnie Mae II Pool MA4652
3.50% 08/20/47 2,617,792 2,378,246
Ginnie Mae II Pool MA4655
5.00% 08/20/47 11,661,486 11,589,709
Ginnie Mae II Pool MA4719
3.50% 09/20/47 32,516,344 29,550,729
Ginnie Mae II Pool MA4720
4.00% 09/20/47 80,591 75,599
Ginnie Mae II Pool MA4722
5.00% 09/20/47 227,456 226,544
Ginnie Mae II Pool MA4781
5.00% 10/20/47 2,812,458 2,805,577
Ginnie Mae II Pool MA4836
3.00% 11/20/47 74,242,504 65,555,227
Ginnie Mae II Pool MA4837
3.50% 11/20/47 81,027,891 73,564,347
Ginnie Mae II Pool MA4838
4.00% 11/20/47 26,856,738 25,195,822
Ginnie Mae II Pool MA4840
5.00% 11/20/47 872,523 863,681
Ginnie Mae II Pool MA4900
3.50% 12/20/47 5,193,870 4,713,726
Ginnie Mae II Pool MA4901
4.00% 12/20/47 18,133,991 17,039,519
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4961
3.00% 01/20/48 $ 254,205 $ 224,495
Ginnie Mae II Pool MA4963
4.00% 01/20/48 29,621,725 27,789,812
Ginnie Mae II Pool MA5078
4.00% 03/20/48 45,039 42,200
Ginnie Mae II Pool MA5137
4.00% 04/20/48 9,620,898 9,000,453
Ginnie Mae II Pool MA5399
4.50% 08/20/48 2,160,810 2,079,832
Ginnie Mae II Pool MA5466
4.00% 09/20/48 3,965,675 3,708,692
Ginnie Mae II Pool MA5467
4.50% 09/20/48 20,222 19,483
Ginnie Mae II Pool MA5528
4.00% 10/20/48 18,198,332 17,034,614
Ginnie Mae II Pool MA5530
5.00% 10/20/48 3,277,611 3,231,694
Ginnie Mae II Pool MA5651
4.00% 12/20/48 6,536 6,094
Ginnie Mae II Pool MA6030
3.50% 07/20/49 7,248,505 6,417,595
Ginnie Mae II Pool MA6080
3.00% 08/20/49 1,606 1,371
Ginnie Mae II Pool MA6081
3.50% 08/20/49 3,091,054 2,736,721
Ginnie Mae II Pool MA6209
3.00% 10/20/49 2,989,101 2,552,337
Ginnie Mae II Pool MA6210
3.50% 10/20/49 1,512,148 1,338,808
Ginnie Mae II Pool MA7589
2.50% 09/20/51 91,163,446 76,689,604
Ginnie Mae II Pool MA8347
4.50% 10/20/52 257,104,479 244,802,634
Ginnie Mae,
Series 2003-86, Class ZK
5.00% 10/20/33 2,653,511 2,646,221
Ginnie Mae,
Series 2007-35, Class PY (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.64%, 6.75% Cap)
1.31% 06/16/37
2
5,675,724 575,910
Ginnie Mae,
Series 2009-106, Class SD (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.14%, 6.25% Cap)
0.80% 03/20/36
2
4,766,924 176,486
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.69%, 6.80% Cap)
1.35% 05/20/37
2
11,722,238 486,764
Ginnie Mae,
Series 2009-124, Class SC (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.37%, 6.48% Cap)
1.03% 12/20/39
2
1,939,676 182,635

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 42
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2009-66, Class XS (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.69%, 6.80% Cap)
1.36% 07/16/39
2
$ 10,887 $ 431
Ginnie Mae,
Series 2009-8, Class PS (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.19%, 6.30% Cap)
0.86% 08/16/38
2
5,557 24
Ginnie Mae,
Series 2010-4, Class SL (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.29%, 6.40% Cap)
0.96% 01/16/40
2
25,253 2,275
Ginnie Mae,
Series 2010-4, Class SM (IO)
(-1.00 X CME Term SOFR 1-Month plus 5.69%, 5.80% Cap)
0.36% 01/16/40
2
4,591,439 346,084
Ginnie Mae,
Series 2010-6, Class BS (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.39%, 6.50% Cap)
1.06% 09/16/39
2
79,020 195
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00% 11/16/41 60,977 10,636
Ginnie Mae,
Series 2014-108, Class PA
2.63% 12/20/39 4,063,259 3,776,661
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 597,052 536,589
Ginnie Mae,
Series 2019-1, Class NP
3.50% 01/20/49 5,381,286 4,890,041
Ginnie Mae,
Series 2019-119, Class JE
3.00% 09/20/49 4,097,768 3,554,435
Ginnie Mae,
Series 2019-15, Class GT
3.50% 02/20/49 6,447,283 5,797,788
Ginnie Mae,
Series 2019-44, Class CA
3.50% 12/20/48 29,919 29,738
Ginnie Mae,
Series 2019-71, Class PT
3.00% 06/20/49 695,821 615,147
Ginnie Mae,
Series 2019-86, Class C
2.50% 03/20/49 8,887,934 7,382,136
Ginnie Mae,
Series 2019-90, Class HE
3.00% 07/20/49 6,179,402 5,373,435
Ginnie Mae,
Series 2022-201, Class FB
(SOFR30A plus 1.25%)
6.50% 11/20/52
2
9,379,498 9,332,061
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2023-134, Class F
(SOFR30A plus 1.00%)
6.33% 08/20/53
2
$ 59,712,313 $ 59,212,175
Ginnie Mae,
Series 2024-30, Class AF
(SOFR30A plus 1.25%)
6.50% 02/20/54
2
86,458,638 86,596,308
Ginnie Mae,
Series 2024-30, Class CF
(SOFR30A plus 1.25%)
6.50% 02/20/54
2
89,600,765 89,669,372
Ginnie Mae,
Series 2024-30, Class DF
(SOFR30A plus 1.30%)
6.50% 02/20/54
2
87,449,322 87,731,098
UMBS (TBA)
2.00% 07/15/54 567,425,000 443,856,007
2.50% 07/15/54 314,525,000 256,896,471
3.00% 07/01/54 524,225,000 445,949,558
3.50% 07/01/54 427,925,000 378,722,825
4.00% 07/01/54 1,768,975,000 1,618,865,088
4.50% 07/01/54 910,275,000 858,322,875
5.00% 07/01/54 607,500,000 587,174,873
5.50% 07/01/54 666,750,000 657,553,851
17,734,290,132
Total Mortgage-Backed
(Cost $26,780,740,994) 24,891,735,418
MUNICIPAL BONDS — 0 .37% *
California — 0 .06%
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
5.00% 05/15/44 185,000 191,699
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.01% 05/15/50 17,955,000 12,147,913
3.26% 05/15/60 17,050,000 11,475,255
University of California, Taxable, College & University,
Revenue Bonds, University & College Improvements, Series
AP
3.93% 05/15/45 6,615,000 5,990,809
29,805,676
Colorado — 0 .01%
City & County of Denver Airport System Revenue Bonds,
Series C
2.39% 11/15/31 6,010,000 5,081,465
New Jersey — 0 .00%
Jersey City Municipal Utilities Authority Revenue Bonds,
Water Utility Improvements, Series B
5.47% 05/15/27 185,000 186,573

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
43 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New Jersey (continued)
New Jersey Turnpike Authority Revenue Bonds, Highway
Revenue, Series F
3.73% 01/01/36 $ 300,000 $ 266,502
453,075
New York — 0 .30%
City of New York General Obligation Bonds, Public
Improvements, Series D
5.99% 12/01/36 2,000,000 2,088,780
City of New York General Obligation Bonds, Public
Improvements, Series F
3.62% 04/01/31 3,145,000 2,925,435
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
5.51% 08/01/37 20,415,000 20,355,078
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series A2
2.15% 05/01/25 430,000 418,813
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series B3
2.00% 08/01/35 4,055,000 2,987,130
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series D
2.40% 11/01/32 12,135,000 10,026,355
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 3,090,000 2,436,475
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
FI
4.00% 08/01/33 6,450,000 5,956,761
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
SU
3.88% 08/01/31 3,135,000 2,941,951
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, School Improvements, Series G-3
5.27% 05/01/27 13,135,000 13,197,482
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series A, Subseries A-2
4.60% 05/01/31 820,000 805,519
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series F, Subseries F-3
5.13% 02/01/35 1,250,000 1,257,689
5.15% 02/01/36 1,250,000 1,256,010
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series G
2.45% 11/01/34 3,000,000 2,403,061
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 44,990,000 44,844,075
5.43% 03/15/39 21,300,000 21,297,467
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series A
4.00% 03/15/47 155,000 153,083
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Urban Development Corp. Revenue Bonds,
Public Improvements
5.77% 03/15/39 $ 135,000 $ 137,079
135,488,243
Texas — 0 .00%
Texas A&M University Revenue Bonds, University & College
Improvements, Series B
2.69% 05/15/25 350,000 342,334
Total Municipal Bonds
(Cost $202,200,718) 171,170,793
U.S. TREASURY SECURITIES — 31 .35%
U.S. Treasury Bonds — 10 .73%
U.S. Treasury Bonds
4.50% 02/15/44 365,225,000 358,365,216
4.63% 05/15/54 1,878,779,000 1,905,346,119
U.S. Treasury Bonds (WI)
4.63% 05/15/44 2,640,073,000 2,635,329,132
4,899,040,467
U.S. Treasury Notes — 20 .62%
U.S. Treasury Notes
4.38% 05/15/34 2,571,169,000 2,572,173,376
4.63% 06/15/27 8,475,000 8,500,491
U.S. Treasury Notes (WI)
4.25% 06/30/29 5,370,874,000 5,348,530,305
4.50% 05/31/29 1,471,564,000 1,481,738,482
9,410,942,654
Total U.S. Treasury Securities
(Cost $14,299,555,848) 14,309,983,121
Total Bonds — 111 .50%
(Cost $53,370,894,705)
50,893,623,555
Issues Shares Value
COMMON STOCK — 0 .20%
Communications — 0 .20%
Intelsat Emergence SA
3,4,5,9
(Luxembourg) 2,400,250 90,249,400
Total Common Stock
(Cost $80,342,605)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 14 .52%
Money Market Funds — 7 .44%
Dreyfus Government Cash Management Fund
5.19%
10
653,872,000 653,872,000
Fidelity Investments Money Market Funds - Government
Portfolio
6.21%
10,11
64,069 64,069
JPMorgan U.S. Government Money Market Fund
5.16%

444,853,000 444,853,000

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 44
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.22%
10
2,296,394,000 $ 2,296,394,000
3,395,183,069
Repurchase Agreements — 1 .10%
JPMorgan Chase & Co. (Dated 06/28/24, total to be
received $500,517,222, (collateralized by U.S. Treasury
Securities, 0.38% to 2.63%, due from 08/15/24 to 03/31/25,
par and fair value of $512,462,000 and $509,274,605,
respectively))
5.32% 07/05/24 $ 500,000,000 500,000,000
U.S. Agency Discount Notes — 5 .11%
Fannie Mae Discount Notes
5.19%
12
07/01/24 1,000,000,000 999,563,750
Federal Home Loan Bank
5.20%
12
07/01/24 500,000,000 499,783,335
5.29%
12
08/07/24 200,000,000 198,838,888
5.06%
12
10/04/24 100,000,000 98,626,275
4.93%
12
10/30/24 200,000,000 196,452,222
5.16%
12
11/08/24 100,000,000 98,127,350
5.27%
12
01/02/25 250,000,000 243,466,337
2,334,858,157
U.S. Treasury Bills — 0 .87%
U.S. Treasury Bills (WI)
5.30%
12
09/12/24 400,000,000 395,761,640
Total Short-Term Investments
(Cost $6,627,029,218) 6,625,802,866
Total Investments - 126.22%
(Cost $60,078,266,528) 57,609,675,821
Liabilities in Excess of Other Assets - (26.22)% (11,967,027,954)
Net Assets - 100.00% $ 45,642,647,867
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2024.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $540,217,729, which is 1.18% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Payment-in-kind (“PIK”) security.
8
Zero coupon bond. The rate shown is the effective yield as of June 30, 2024.
9
Non-income producing security.
10
Represents the current yield as of June 30, 2024.
11
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $64,069.
12
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(DIP): Debtor-in-Possession
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(REIT): Real Estate Investment Trust
(RFUCCT): Refinitiv USD IBOR Consumer Cash Fallback
(SOFR): Secured Overnight Financing Rate
(SONIA): Sterling Overnight Index Average
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(TSFR): Term Secured Overnight Financing Rate
(USD): U.S. Dollar
(WI): When Issued

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
45 / June 2024
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 4,394,000 USD 4,702,552 State Street Global Markets LLC 07/12/24 $ 9,918
GBP 4,579,000 USD 5,778,895 State Street Global Markets LLC 07/12/24 9,913
GBP 18,953,000 USD 23,757,053 Goldman Sachs International 07/12/24 203,477
GBP 22,963,000 USD 28,797,093 The Bank of New York Mellon 07/12/24 232,910
USD 670,724 EUR 622,000 The Bank of New York Mellon 07/12/24 3,643
USD 1,020,917,279 EUR 934,878,000 Bank of America N.A. 07/12/24 18,280,848
USD 588,560 EUR 540,000 Goldman Sachs International 07/12/24 9,422
USD 35,010,005 EUR 32,323,000 Citibank N.A. 07/12/24 344,286
USD 139,311,769 GBP 109,652,000 Citibank N.A. 07/12/24 688,857
USD 15,806,162 GBP 12,435,000 Goldman Sachs International 07/12/24 85,738
19,869,012
EUR 45,018,000 USD 48,946,055 Goldman Sachs International 07/12/24 (665,224)
EUR 5,097,000 USD 5,562,993 The Bank of New York Mellon 07/12/24 (96,571)
EUR 8,938,000 USD 9,738,643 Goldman Sachs International 07/12/24 (152,831)
EUR 45,486,000 USD 49,160,332 Citibank N.A. 07/12/24 (377,580)
USD 25,883,157 GBP 20,550,000 Bank of America N.A. 07/12/24 (96,313)
(1,388,519)
NET UNREALIZED APPRECIATION $ 18,480,493
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 58,126 09/30/24 $ 11,870,419,062 $ 22,017,478 $ 22,017,478
U.S. Treasury Five-Year Note 13,553 09/30/24 1,444,453,396 9,957,641 9,957,641
U.S. Treasury Ultra Bond 2,131 09/19/24 267,107,531 2,680,317 2,680,317
U.S. Treasury Ten-Year Ultra Bond 2,022 09/19/24 229,560,188 2,848,745 2,848,745
13,811,540,177 37,504,181 37,504,181
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Note 3,937 09/19/24 (433,008,504) (2,927,404) (2,927,404)
Euro-Bund Future 3,303 09/06/24 (465,933,517) (5,703,167) (5,703,167)
Euro-Bobl Future 1,858 09/06/24 (231,868,311) (2,411,614) (2,411,614)
Euro-Buxl 30 Year 587 09/06/24 (81,936,231) (1,771,313) (1,771,313)
Euro-Schatz Future 349 09/06/24 (39,536,107) (178,069) (178,069)
Long Gilt Future 317 09/26/24 (39,098,221) (280,923) (280,923)
(1,291,380,891) (13,272,490) (13,272,490)
TOTAL FUTURES CONTRACTS $ 12,520,159,286 $ 24,231,691 $ 24,231,691

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 46
Counterparty
Interest
Rate
Trade
Date
Maturity
Date
Repurchase
Amount
Principal
Amount Value
REVERSE REPURCHASE AGREEMENTS
Barclays Bank PLC 3.100% 06/10/24 07/01/24 $ (498,982,882) $ (498,125,000) $ (498,125,000)
TOTAL REVERSE REPURCHASE AGREEMENTS $ (498,125,000)
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
(Received)
Unrealized
Appreciation
SWAPS: INTEREST RATE
Interest Rate Swap
1
06/16/53 GBP-SONIA-OIS Annual 3.25% Annual $ 11,460 $ 1,734,580 $ (173,252) $ 1,907,832
Interest Rate Swap
1
12/20/53
USD-SOFR-
COMPOUND Annual 3.52% Annual 461,741 13,730,485 — 13,730,485
TOTAL SWAPS CONTRACTS $ 473,201 $ 15,465,065 $ (173,252) $ 15,638,317
1
Centrally cleared.

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
47 / June 2024
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 48
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2024 is as follows:
TOTAL RETURN BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 3,395,183,069 $ — $ — $ 3,395,183,069
Repurchase Agreements — 500,000,000 — 500,000,000
U.S. Agency Discount Notes — 2,334,858,157 — 2,334,858,157
U.S. Treasury Bills 395,761,640 — — 395,761,640
Long-Term Investments:
Asset-Backed Securities — 2,638,259,601 52,662,709 2,690,922,310
Bank Loans — 653,981,900 — 653,981,900
Common Stock — — 90,249,400 90,249,400
Corporates — 7,906,198,371 2,959,603 7,909,157,974
Foreign Government Obligations — 266,672,039 — 266,672,039
Mortgage-Backed Securities — 24,497,389,401 394,346,017 24,891,735,418
Municipal Bonds — 171,170,793 — 171,170,793
U.S. Treasury Securities 14,309,983,121 — — 14,309,983,121
Other Financial Instruments
*
Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk — 19,869,012 — 19,869,012
Futures Contracts
Interest Rate Risk 37,504,181 — — 37,504,181
Swaps Agreements
Interest Rate Risk — 15,465,065 — 15,465,065
Liabilities:
Foreign Currency Exchange Contracts
Foreign Currency Risk — (1,388,519) — (1,388,519)
Futures Contracts
Interest Rate Risk (13,272,490) — — (13,272,490)
Reverse Repurchase Agreements — (498,125,000) — (498,125,000)
Total $ 18,125,159,521 $ 38,504,350,820 $ 540,217,729 $ 57,169,728,070
*Other financial instruments include foreign currency exchange contracts, futures, reverse repurchase agreements and swaps.

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
49 / June 2024
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
TOTAL RETURN
BOND FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK CORPORATES
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2024 $ 53,913,791 $ 64,506,719 $ 3,030,429 $ 370,866,545 $ 492,317,484
Accrued discounts/premiums (650,888) — (4,781) (625,157) (1,280,826)
Realized (loss) — (64,597,088) — — (64,597,088)
Change in unrealized appreciation (depreciation)* (117,420) 90,930,121 (66,045) 464,317 91,210,973
Purchases — — — 25,197,187 25,197,187
Sales (482,774) (590,352) — (1,556,875) (2,630,001)
Transfers into Level 3** — — — — —
Transfers out of Level 3** — — — — —
Balance as of
June 30, 2024
$ 52,662,709 $ 90,249,400 $ 2,959,603 $ 394,346,017 $ 540,217,729
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2024 was $26,023,535 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2024.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2024, are as follows:
TOTAL RETURN BOND FUND
FAIR VALUE AT
6/30/24
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $47,304,545 Broker Quote Offered Quote $89.21 - $100.12 $94.76 Increase
Asset-Backed Securities $5,358,164 Third-Party Vendor Vendor Prices $1.54 $1.54 Increase
Common Stock $90,249,400 Third-Party Vendor Vendor Prices $37.60 $37.60 Increase
Corporate Securities $2,959,603 Third-Party Vendor Vendor Prices $99.88 $99.88 Increase
Mortgage-Backed
Securities-Non-Agency $5,528,963 Third-Party Vendor Vendor Prices $0.85 - $97.08 $12.36 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $388,817,054 Broker Quote Offered Quote $97.81 - $99.85 $99.19 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
Investment transactions in the shares of affiliated issuers for the period ended June 30, 2024 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
SHARES
HELD AT END
OF PERIOD
REALIZED
GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
Homer City Holdings LLC
*
$— $— $(590,352) $— $— — $(64,597,088) $65,187,440
* Affiliates not held at period end.